FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2023, 2022 and 2021

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of Transamerica Financial Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, of changes in capital and surplus - statutory basis, and of cash flow - statutory basis for each of the three years in the period ended December 31, 2023, including the related notes and summary of investments - other than investments in related parties at December 31, 2023, supplementary insurance information at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, and reinsurance at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 listed in the accompanying index (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 11, 2024

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31
	2023	2022

Admitted assets
Cash, cash equivalents and short-term investments	$1,247	$205
Bonds	4,953	5,243
Preferred stocks	4	4
Common stocks	3	6
Mortgage loans on real estate	1,841	1,853
Policy loans	151	143
Securities lending reinvested collateral assets	321	412
Derivatives	39	204
Other invested assets	285	268

Total cash and invested assets	8,844	8,338

Accrued investment income	58	62
Premiums deferred and uncollected	8	8
Net deferred income tax asset	24	30
Other assets	14	38
Separate account assets	18,447	16,412

Total admitted assets	$27,395	$24,888

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,173	$6,540
Policy and contract claim reserves	37	35
Liability for deposit-type contracts	30	31
Transfers from separate accounts due or accrued	(65)	(96)
Asset valuation reserve	114	106
Interest maintenance reserve	4	13
Derivatives	59	224
Payable for collateral under securities loaned and other transactions	359	463
Borrowed money	20	20
Remittances and items not allocated	1,265	190
Other liabilities	42	103
Separate account liabilities	18,447	16,412

Total liabilities	26,485	24,041

Total capital and surplus	910	847

Total liabilities and capital and surplus	$27,395	$24,888

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2023	2022	2021

Revenues
Premiums and annuity considerations	$3,517	$5,185	$5,222
Net investment income	330	333	342
Fee revenue and other income	238	250	292

Total revenue	4,085	5,768	5,856

Benefits and expenses
Death benefits	92	84	95
Annuity benefits	180	136	176
Accident and health benefits	69	58	62
Surrender benefits	3,902	10,801	5,642
Other benefits	11	9	10
Net increase (decrease) in reserves	(360)	(182)	(287)
Commissions	89	87	104
Net transfers to (from) separate accounts	(365)	(5,617)	(387)
General insurance expenses and other	153	144	120

Total benefits and expenses	3,771	5,520	5,535

Gain (loss) from operations before federal income taxes	314	248	321
Federal income tax (benefit) expense	24	1	17

Net gain (loss) from operations	290	247	304
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(100)	(179)	(115)

Net income (loss)	$190	$68	$189

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2021	$2	$684	$13	$379	$1,078
Net income (loss)	—	—	—	189	189
Change in net unrealized capital gains/losses, net of taxes	—	—	—	12	12
Change in net deferred income tax asset	—	—	—	7	7
Change in nonadmitted assets	—	—	—	(11)	(11)
Change in asset valuation reserve	—	—	—	14	14
Dividends to stockholders	—	—	—	(200)	(200)
Other changes - net	—	—	2	(2)	—

Balance at December 31, 2021	$2	$684	$15	$388	$1,089
Net income (loss)	—	—	—	68	68
Change in net unrealized capital gains/losses, net of taxes	—	—	—	(23)	(23)
Change in net deferred income tax asset	—	—	—	12	12
Change in nonadmitted assets	—	—	—	(26)	(26)
Change in reserve on account of change valuation basis	—	—	—	51	51
Change in asset valuation reserve	—	—	—	(2)	(2)
Dividends to stockholders	—	—	—	(300)	(300)
Other changes - net	—	—	(8)	(14)	(22)

Balance at December 31, 2022	$2	$684	$7	$154	$847

Continued on next page.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2022	$2	$684	$7	$154	$847
Net income (loss)	—	—	—	190	190
Change in net unrealized capital gains/losses, net of taxes	—	—	—	14	14
Change in net deferred income tax asset	—	—	—	1	1
Change in nonadmitted assets	—	—	—	6	6
Change in reserve on account of change in valuation basis	—	—	—	—	—
Change in asset valuation reserve	—	—	—	(8)	(8)
Return of capital	—	(1)	—	—	(1)
Dividends to stockholders	—	—	—	(170)	(170)
Other changes - net	—	1	5	25	31

Balance at December 31, 2023	$2	$684	$12	$212	$910

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2023	2022	2021

Operating activities
Premiums and annuity considerations	$3,518	$5,186	$5,229
Net investment income	333	331	348
Other income	238	251	291
Benefit and loss related payments	(4,262)	(11,090)	(5,993)
Net transfers from separate accounts	395	5,605	405
Commissions and operating expenses	(240)	(234)	(217)
Federal income taxes (paid) received	(23)	(19)	(4)

Net cash provided by (used in) operating activities	$(41)	$30	$59

Investing activities
Proceeds from investments sold, matured or repaid	$680	$1,040	$1,709
Costs of investments acquired	(408)	(925)	(1,662)
Net change in policy loans	(7)	(7)	(5)

Net cash provided by (used in) investing activities	$265	$108	$42

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$1	$—	$—
Net deposits (withdrawals) on deposit-type contracts	1	(4)	2
Net change in borrowed money	—	—	(126)
Net change in payable for collateral under securities lending and other transactions	(104)	27	(5)
Other cash (applied) provided	1,090	1	(27)
Dividends to stockholders	(170)	(300)	(200)

Net cash provided by (used in) financing and miscellaneous activities	$818	$(276)	$(356)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,042	(138)	(255)

Cash, cash equivalents and short-term investments:
Beginning of year	205	343	598

End of year	$1,247	$205	$343

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December  31, 2023

1.  Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company domiciled in the State of New York and is owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

Nature of Business

The Company sells individual life insurance, including indexed universal life, whole life, term life, and final expense life. It also sells variable annuities. In addition, the Company offers supplemental health insurance, group life insurance, group annuity contracts and stable value solutions. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2.  Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. The Commissioner of Insurance has the right to permit specific practices that deviate from prescribed practices.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated redeemable preferred stocks in good standing (those with NAIC designations 1 to 3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated redeemable preferred stocks not in good standing (those with NAIC designations 4 to 6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. Investment in perpetual preferred stocks are reported at fair value, not to exceed any currently effective call price. Investment in mandatory convertible preferred stocks (regardless if the preferred stock is redeemable or perpetual) are reported at fair value, not to exceed any currently effective call price, in the periods prior to conversion. For preferred stocks reported at fair value, the related net unrealized capital gains and losses for all NAIC designations are reported in accordance with SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, an allowance for credit loss is recognized in earnings at time of purchase or origination based on an expected lifetime credit loss, which is an amount that represents the portion of the amortized cost basis of the mortgage loans that the Company does not expect to collect.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Other invested assets include surplus notes which are valued at either amortized cost (those that have an NAIC designation of 1 or 2) or the lesser of amortized cost or fair value (those that have an NAIC designation of 3 through 6).

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the Secured Overnight Financing Rate (SOFR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheets (Securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets and is not reported as a single line item.

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivable and accounts receivable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses, unearned investment income, current federal and foreign income taxes, and other policyholders’ funds.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is not included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3.  Accounting Changes and Correction of Errors

The Company’s policy is to disclose recently adopted accounting pronouncements with a current year effective date, that have been classified by the NAIC as a new statutory accounting principle (SAP) concept change, as well as items classified by the NAIC as SAP clarification changes that have been adopted and have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

On August 13, 2023, the Statutory Accounting Principles Working Group (SAPWG) adopted INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve, effective immediately. INT 23-01 provides optional, limited-time guidance, which allows the admittance of net negative (disallowed) IMR if certain conditions are met, up to 10% of adjusted general account capital and surplus. Refer to Note 5 for further detail.

On August 13, 2023, the SAPWG adopted revisions to SSAP No. 26R and SSAP No. 43R, Loan-Backed and Structured Securities, for the principles-based bond definition, the accounting for bonds (issuer credit obligations and asset-backed securities), as well as revisions to various SSAPs, that have been updated to reflect the revised definition and/or SSAP references. Additional revisions were adopted on December 1, 2023 to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, in relation to the bond project, with all revisions effective January 1, 2025. The Company has been monitoring the progress of the project, and will continue to do so, but the specific impact to the Company’s financials is indeterminable at this time.

Change in Valuation Basis

During 2022, the Company converted its Actuarial Guideline 36 reserve calculation for the Indexed Universal Life block of business to a new actuarial valuation system. At the same time, as a result of increased functionality to allow for more precision and to ensure consistency, the Company refined its statutory valuation rate for specific states to utilize the maximum standard valuation interest rate. This resulted in a reserve decrease of $51 as of January 1, 2022, which has been reported in the Statement of Changes in Capital and Surplus.

Correction of Errors

During 2023, management identified and corrected an error in the Company’s prior year cash. The error resulted in an understatement of premiums and annuity considerations in the amount of $19, net of tax, which was corrected in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. This is reflected as a correction of an error in Other Changes - net in the Statements of Changes in Capital and Surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2022, management identified and corrected an error in the Company’s prior year statutory reserves. The error resulted in an understatement of aggregate reserves for life contracts of $16, net of tax, which was corrected in accordance with SSAP No. 3. This is reflected as a correction of an error in the Statements of Changes in Capital and Surplus.

There were additional errors identified in prior year financial statements that have been corrected in the current year financial statements in accordance with SSAP No. 3. These errors do not have a material impact on the financial statements, individually or in aggregate, and therefore have not been separately disclosed.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

4.  Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair Value Hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, are determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheets date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in the investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2023 and 2022, respectively:

	December 31, 2023

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,189	$1,189	$1,189	$—	$—
Bonds	4,395	4,953	337	4,051	7
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	3	3	—	—	3
Mortgage loans on real estate	1,632	1,841	—	—	1,632
Other invested assets	22	23	—	22	—
Derivative assets:
Interest rate swaps	26	26	—	26	—
Currency swaps	9	7	—	9	—
Credit default swaps	10	6	—	10	—
Derivative assets total	45	39	—	45	—
Policy loans	151	151	—	151	—
Securities lending reinvested collateral	269	269	269	—	—
Separate account assets	18,401	18,410	17,733	668	—

Liabilities
Investment contract liabilities	3,844	3,864	—	1	3,843
Derivative liabilities:
Options	1	1	—	1	—
Interest rate swaps	27	32	—	27	—
Currency swaps	1	1	—	1	—
Credit default swaps	1	1	—	1	—
Equity swaps	23	23	—	23	—
Interest rate futures	1	1	1	—	—
Derivative liabilities total	54	59	1	53	—
Dollar repurchase agreements	20	20	—	20	—
Payable for securities lending	321	321	—	321	—
Payable for derivative cash collateral	38	38	—	38	—
Separate account liabilities	18,102	18,102	—	17,729	373

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2022

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$157	$157	$84	$73	$—
Bonds	4,536	5,243	378	4,158	—
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	6	6	—	3	3
Mortgage loans on real estate	1,637	1,853	—	—	1,637
Other invested assets	22	24	—	22	—
Derivative assets:
Interest rate swaps	181	181	—	181	—
Currency swaps	20	12	—	20	—
Credit default swaps	4	5	—	4	—
Equity swaps	5	5	—	5	—
Equity futures	1	1	1	—	—
Derivative assets total	211	204	1	210	—
Policy loans	143	143	—	143	—
Securities lending reinvested collateral	309	309	183	126	—
Separate account assets	16,371	16,399	15,518	853	—
Liabilities
Investment contract liabilities	4,236	4,245	—	1	4,235
Derivative liabilities:
Interest rate swaps	212	216	—	212	—
Currency swaps	1	—	—	1	—
Equity swaps	7	7	—	7	—
Equity futures	1	1	1	—	—
Derivative liabilities total	221	224	1	220	—
Dollar repurchase agreements	20	20	—	20	—
Payable for securities lending	412	412	—	412	—
Payable for derivative cash collateral	51	51	—	51	—
Separate account liabilities	16,107	16,107	—	15,636	471

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$4	$—	$4

Total bonds	—	4	—	4

Preferred stock
Industrial and miscellaneous	—	4	—	4

Total preferred stock	—	4	—	4

Common stock
Industrial and miscellaneous	—	—	3	3

Total common stock	—	—	3	3

Cash equivalents and short-term investments
Money market mutual funds	1,163	—	—	1,163

Total cash equivalents and short-term investments	1,163	—	—	1,163

Derivative assets	—	24	—	24
Other long term	—	3	—	3
Separate account assets	17,728	313	—	18,041

Total assets	$18,891	$348	$3	$19,242

Liabilities:
Derivative liabilities	$1	$25	$—	$26

Total liabilities	$1	$25	$—	$26

	2022
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3	$—	$3

Total bonds	—	3	—	3

Preferred stock
Industrial and miscellaneous	—	4	—	4

Total preferred stock	—	4	—	4

Common stock
Industrial and miscellaneous	—	3	3	6

Total common stock	—	3	3	6

Cash equivalents and short-term investments
Money market mutual funds	84	62	—	146

Total cash equivalents and short-term investments	84	62	—	146

Derivative assets	1	187	—	188
Other long term	—	4	—	4
Separate account assets	15,518	403	—	15,921

Total assets	$15,603	$666	$3	$16,272

Liabilities:
Derivative liabilities	$1	$187	$—	$188

Total liabilities	$1	$187	$—	$188

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Common stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Common stock classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Money market mutual funds and other cash or cash equivalents classified as Level 2 are valued using inputs from third party pricing services.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Other long-term classified as Level 2 are comprised of surplus debentures, which are valued using inputs from third party pricing services or broker quotes.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2023 and 2022:

	Beginning Balance at January 1, 2023	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$—	$—	$—	$(1)	$1
Common stock	$3	$—	$—	$—	$—

Total	$3	$—	$—	$(1)	$1

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023

Bonds
Other	$—	$—	$—	$—	$—
Common stock	$—	$—	$—	$—	$3

Total	$—	$—	$—	$—	$3

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Beginning Balance at January 1, 2022	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Common stock	$7	$—	$—	$(3)	$(1)

Total	$7	$—	$—	$(3)	$(1)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022

Common stock	$—	$—	$—	$—	$3

Total	$—	$—	$—	$—	$3

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

5.  Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2023
Bonds:
United States Government and agencies	$327	$7	$29	$305
State, municipal and other government	117	1	16	102
Hybrid securities	41	—	4	37
Industrial and miscellaneous	3,473	37	465	3,045
Mortgage and other asset-backed securities	995	19	108	906

Total unaffiliated bonds	4,953	64	622	4,395
Unaffiliated preferred stocks	4	—	—	4

	$4,957	$64	$622	$4,399

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$3	$—	$—	$3

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2022
Bonds:
United States Government and agencies	$367	$8	$25	$350
State, municipal and other government	130	1	20	111
Hybrid securities	51	—	6	45
Industrial and miscellaneous	3,629	22	597	3,054
Mortgage and other asset-backed securities	1,082	21	127	976

Total unaffiliated bonds	5,259	52	775	4,536
Unaffiliated preferred stocks	4	—	—	4

	$5,263	$52	$775	$4,540

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$4	$2	$—	$6

The carrying amount and estimated fair value of long and short-term bonds at December 31, 2023, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2023

December 31:	Carrying Value	Fair Value

Due in one year or less	$100	$99
Due after one year through five years	586	567
Due after five years through ten years	851	774
Due after ten years	2,433	2,062

Subtotal	3,970	3,502
Mortgage and other asset-backed securities	1,008	919

Total	$4,978	$4,421

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2023 and 2022 is as follows:

	2023
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$14	$4	$181	$25
State, municipal and other government	84	16	—	—
Hybrid securities	32	4	—	—
Industrial and miscellaneous	2,406	463	99	2
Mortgage and other asset-backed securities	718	107	56	1

Total bonds	$3,254	$594	$336	$28

Preferred stocks-unaffiliated	—	—	4	—
Common stocks-unaffiliated	—	—	3	—

	$3,254	$594	$343	$28

	2022
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$—	$—	$222	$25
State, municipal and other government	27	8	64	11
Hybrid securities	13	4	28	2
Industrial and miscellaneous	542	221	2,212	376
Mortgage and other asset-backed securities	240	48	642	80

Total bonds	$822	$281	$3,168	$494

Preferred stocks-unaffiliated	—	—	4	—
Common stocks-unaffiliated	—	—	3	—

	$822	$281	$3,175	$494

During 2023 and 2022, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2023, 2022 and 2021, the Company recognized OTTI of $6, $3 and $0, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2023, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

46642MAA6	$11	$6	$5	$6	$3	12/31/2023
05604LAE2	1	—	1	—	—	12/31/2023

			$6

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2023 and 2022 is as follows:

	2023		2022
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$110	$1	$48	$80
The aggregate related fair value of securities with unrealized losses	718	70	240	648

At December 31, 2023 and 2022, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 905 and 258 securities with a carrying amount of $3,848 and $1,103, and an unrealized loss of $594 and $281. Of this portfolio, at December 31, 2023 and 2022, 95.6% and 88.4% were investment grade with associated unrealized losses of $567 and $251, respectively.

At December 31, 2023 and 2022, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 134 and 898 securities with a carrying amount of $367 and $3,666, and an unrealized loss of $28 and $494. Of this portfolio, at December 31, 2023 and 2022, 97.7% and 96.6% were investment grade with associated unrealized losses of $27 and $479, respectively.

At December 31, 2023 and 2022, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2023 and 2022, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 2 and 2 securities with a cost of $3 and $3 and no unrealized losses.

During the years ended December 31, 2023 and 2022, the Company held no 5GI securities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2023 and 2022, respectively, the Company sold, redeemed or otherwise disposed of 3 and 17 securities as a result of a callable feature which generated investment income of $0 and $3 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements, if applicable.

	Year Ended December 31
	2023	2022	2021

Proceeds	$371	$695	$1,177

Gross realized gains	$8	$11	$38

Gross realized losses	(5)	(28)	(12)

Net realized capital gains (losses)	$3	$(17)	$26

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2023, 2022 and 2021 of $5, $28 and $2, respectively.

At December 31, 2023 and 2022, the Company had no investments in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2023, 2022 and 2021.

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2023 and 2022 were as follows:

December 31, 2023
	Farm	Commercial	Total

AAA - AA	$—	$934	$934
A	14	822	836
BBB	—	69	69
B	—	2	2

	$14	$1,827	$1,841

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022
	Farm	Commercial	Total

AAA - AA	$—	$1,190	$1,190
A	14	595	609
BBB	—	52	52
BB	—	2	2

	$14	$1,839	$1,853

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2023, the Company issued mortgage loans with a maximum interest rate of 6.40% and a minimum interest rate of 5.50% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2023 at the time of origination was 56%. During 2022, the Company issued mortgage loans with a maximum interest rate of 5.69% and a minimum interest rate of 2.81% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2022 at the time of origination was 67%.

During 2023 and 2022, the Company issued no farm mortgage loans.

During 2023 and 2022, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2023 and 2022:

		Commercial
	Farm	All Other	Total
December 31, 2023
Recorded Investment (All)
Current	$14	$1,827	$1,841
Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$14	$575	$589

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		Commercial
	Farm	All Other	Total
December 31, 2022
Recorded Investment (All)
Current	$14	$1,839	$1,853
Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$14	$586	$600

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2023 and 2022, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2023, 2022 and 2021.

At December 31, 2023 and 2022, the Company held a mortgage loan loss reserve in the AVR of $18 and $18, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2023	2022

Pacific	31%	30%
South Atlantic	18	18
Middle Atlantic	13	13
E. North Central	16	16
Mountain	10	11
W. North Central	3	4
W. South Central	4	4
E. South Central	4	3
New England	1	1

Property Type Distribution
	December 31
	2023	2022

Apartment	54%	53%
Industrial	22	23
Retail	14	14
Office	7	9
Medical	2	0
Agricultural	1	1

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other Invested Assets

During 2023, 2022 and 2021, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2023, the Company had ownership interests in five LIHTC investments with a carrying value of $64. The remaining years of unexpired tax credits ranged from one to nine, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to eleven years. The amount of contingent equity commitments expected to be paid during the year 2024 is $1. Tax credits expenses recognized in 2023 were $15 and other tax benefits recognized in 2023 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2022, the Company had ownership interests in five LIHTC investments with a carrying value of $79. The remaining years of unexpired tax credits ranged from two to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to twelve years. The amount of contingent equity commitments expected to be paid during the year 2023 is $1. Tax credits expenses recognized in 2022 were $15 and other tax benefits recognized in 2022 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company has transferable state tax credits that are insignificant.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2023 and 2022 was as follows:

	2023	2022

Fair value - positive	$49	$213
Fair value - negative	(56)	(224)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023, 2022 and 2021, the Company has recorded unrealized gains (losses) of $2, ($1) and $31, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2023, 2022 and 2021 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Swaps:
Interest rate	$(40)	$(167)	$(14)
Total return	(49)	55	(77)

Total swaps	$(89)	$(112)	$(91)

Futures - net positions	(5)	(76)	(23)

Total realized gains (losses)	$(94)	$(188)	$(114)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2023 and 2022:

	Asset(1)		Liability(1)

	2023	2022	2023	2022

Derivative component of RSATs
Credit default swaps	$6	$3	$—	$—

(1) Asset and liability classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2023 and 2022:

	Asset(1)		Liability(1)

	2023	2022	2023	2022

Derivative component of RSATs
Credit default swaps	$10	$4	$—	$—

(1) Asset and liability classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value.

The Company did not have net realized gains (losses) on derivatives held for other than hedging purposes for the years ended December 31, 2023, 2022 and 2021.

As stated in Note 2, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2023 and 2022:

		2023
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$2	$101	3.4
Credit default swaps referencing indices		—	20	37.7

Subtotal		2	121	9.1

BBB	2
Single name credit default swaps (3)		5	214	3.0
Credit default swaps referencing indices		3	166	2.8

Subtotal		8	380	2.9

BB	3
Single name credit default swaps (3)		—	10	2.5

Subtotal		—	10	2.5

Total		$10	$511	4.1

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		2022
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$—	$71	4.0
Credit default swaps referencing indices		—	20	38.7

Subtotal		—	91	11.6

BBB	2
Single name credit default swaps (3)		2	249	2.6
Credit default swaps referencing indices		1	156	2.3

Subtotal		3	405	2.5

BB	3
Single name credit default swaps (3)		—	10	3.5

Subtotal		—	10	3.5

B	4
Single name credit default swaps (3)		—	5	1.0

Subtotal		—	5	1.0

Total		$3	$511	4.1

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2023, there were not any potential future recoveries available to offset the $511 from the table above. At December 31, 2022, there were not any potential future recoveries available to offset the $511 from the table above.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023 and 2022, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount (1)		Fair Value
	2023	2022	2023	2022

Derivative assets:
Credit default swaps	$476	$466	$10	$4
Currency swaps	131	138	9	20
Equity futures	—	—	—	1
Equity swaps	—	192	—	5
Interest rate swaps	407	2,097	26	181
Options	14	—	—	—
Derivative liabilities:
Credit default swaps	61	69	1	—
Currency swaps	23	16	1	1
Equity futures	—	—	—	1
Equity swaps	302	101	23	7
Interest rate futures	—	—	1	—
Interest rate swaps	90	2,182	27	212
Options	(43)	—	1	—

(1) Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2023 and 2022, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2023

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$321	$—	$—	$—	$321

Subject to dollar repurchase agreements	20	—	—	—	20

FHLB capital stock	3	—	—	—	3

On deposit with states	3	—	—	—	3

Pledged as collateral not captured in other categories	149	—	—	—	149

Total restricted assets	$496	$—	$—	$—	$496

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2022)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$412	$(91)	$—	$321	1.17%	1.17%

Subject to dollar repurchase agreements	20	—	—	20	0.07	0.07

FHLB capital stock	3	—	—	3	0.01	0.01

On deposit with states	3	—	—	3	0.01	0.01

Pledged as collateral not captured in other categories	148	1	—	149	0.54	0.54

Total restricted assets	$586	$(90)	$—	$496	1.80%	1.80%

The following tables show the pledged or restricted assets in other categories as of December 31, 2023 and 2022, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2023

Description of Assets	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$149	$—	$—	$—	$149

Total	$149	$—	$—	$—	$149

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Description of Assets	Total From Prior Year (2022)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$148	$1	$—	$149	0.54%	0.55%

Total	$148	$1	$—	$149	0.54%	0.55%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2023 and 2022:

2023

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$58	$58	0.64%	0.65%
Securities lending collateral assets	321	321	3.56	3.59

Total collateral assets	$379	$379	4.20%	4.24%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$379	4.72%

2022

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$71	$68	0.83%	0.84%
Securities lending collateral assets	412	412	4.81	4.86

Total collateral assets	$483	$480	5.64%	5.70%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$483	6.33%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2023	2022	2021

Income:
Bonds	$212	$222	$249
Common stocks	1	—	1
Mortgage loans on real estate	74	71	87
Policy loans	8	8	8
Cash, cash equivalents and short-term investments	7	4	—
Derivatives	25	20	16
Other invested assets	17	19	(5)

Gross investment income	344	344	356
Less: investment expenses	17	17	20

Net investment income before amortization of IMR	327	327	336
Amortization of IMR	3	6	6

Net investment income	$330	$333	$342

The gross, nonadmitted and admitted amounts for interest income due and accrued are presented in the following table:

	2023	2022

Gross	$58	$63
Nonadmitted	$—	$1
Admitted	$58	$62

At December 31, 2023, the Company had no cumulative amounts for paid-in-kind interest included in the principle balance. At December 31, 2022, the Company did not report a paid-in-kind interest balance.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2023	2022	2021

Bonds	$(10)	$(24)	$25
Common stocks	(1)	1	3
Derivatives	(94)	(188)	(114)
Other invested assets	1	18	(1)

Change in realized capital gains (losses), before taxes	(104)	(193)	(87)
Federal income tax effect	(2)	(2)	(12)
Transfer from (to) interest maintenance reserve	6	16	(16)

Net realized capital gains (losses) on investments	$(100)	$(179)	$(115)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2023	2022	2021

Bonds	$2	$2	$2
Preferred stocks	—	—	1
Common stocks	(2)	—	—
Affiliated entities	—	1	—
Derivatives	(1)	(31)	(2)
Other invested assets	19	11	15

Change in unrealized capital gains (losses), before taxes	18	(17)	16
Taxes on unrealized capital gains (losses)	(4)	(6)	(4)

Change in unrealized capital gains (losses), net of tax	$14	$(23)	$12

Admitted Disallowed IMR

The Company has admitted net negative (disallowed) IMR in accordance with the following criteria:

A.	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.
B.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

C.

Any deviation to (a) was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

D.

Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

The aggregate net negative (disallowed) IMR allocation is presented in the following table for the year ended December 31, 2023:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account

2023	$18	$—	$18	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The allocation of the admitted negative (disallowed) IMR is presented in the following table for the year ended December 31, 2023:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account

2023	$13	$—	$13	$—

The calculation of adjusted capital and surplus with consideration of the negative (disallowed) IMR is presented in the following table for the year ended December 31, 2023:

2023

Prior period, as of September 30, 2023, the most recent statement filed with the NYDFS, general account capital and surplus	$847

From prior period SAP financials:
Net positive goodwill (admitted)	—
EDP equipment & operating system software (admitted)	—
Net DTAs (admitted)	23
Net negative (disallowed) IMR (admitted)	—

Adjusted capital and surplus	$824

The admitted net negative (disallowed) IMR represents 1.62% of adjusted capital and surplus for 2023.

The Company did not have gains/losses associated with derivatives sold allocated to IMR during 2023.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

6.	Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2023 and 2022 were as follows:

	Year Ended December 31
	2023	2022

Life insurance reserves	$1,569	$1,450
Annuity reserves and supplementary contracts with life contingencies	4,325	4,752
Accident and health reserves (including long term care)	279	338

Total policy reserves	$6,173	$6,540

Deposit-type contracts	30	31
Policy claims	37	35

Total policy reserves, deposit-type contracts and claim liabilities	$6,240	$6,606

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, reserves are determined by computing the regular reserve for the plan at the true age and holding, in addition, the unearned portion of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2023 and 2022, the Company had insurance in force aggregating $4,383 and $5,812, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $471 and $717 to cover these deficiencies as of December 31, 2023 and 2022, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213 reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43 (AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2023 and 2022, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2023
2023	$—	$67	$38	$29
2022 and prior	40	2	30	12

	40	$69	$68	41

Active life reserve	$313			$252

Total accident and health reserves	$353			$293

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2022
2022	$—	$61	$33	$28
2021 and prior	35	7	30	12

	35	$68	$63	40

Active life reserve	$301			$313

Total accident and health reserves	$336			$353

The change in the Company’s unpaid claims reserve was $2 and $7 for the years ended December 31, 2023 and 2022, respectively, for health claims that were incurred prior to those Balance Sheets date. The change in 2023 and 2022 resulted primarily from variances in the estimated frequency of claims and claim severity.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2023
2023	$—	$1	$1	$—
2022 and prior	—	—	—	—

	$—	$1	$1	$—

Year ended December 31, 2022
2022	$—	$1	$1	$—
2021 and prior	—	—	—	—

	$—	$1	$1	$—

The Company increased the claim adjustment expense provision for insured events of prior years during 2023.

Premium and Annuity Considerations Deferred and Uncollected

Reserves on the Company’s traditional life insurance products are computed using mean and interpolated or mid-terminal reserving methodologies. The mean methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. The interpolated methodologies do not require the establishment of such assets, however, it is required to hold unearned premium liabilities. At December 31, 2023 and 2022, the gross premiums and net of loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary renewal business	$3	$3	$3	$3

	$3	$3	$3	$3

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2023

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$18	$—	$18	— %
At book value less surrender charge of 5% or more	43	—	—	43	1
At fair value	—	—	4,123	4,123	83

Total with adjustment or at fair value	43	18	4,123	4,184	84
At book value without adjustment (minimal or no charge or adjustment)	549	—	—	549	11
Not subject to discretionary withdrawal provision	240	—	16	256	5

Total individual annuity reserves	832	18	4,139	4,989	100%

Less reinsurance ceded	135	—	—	135

Net individual annuities reserves	$697	$18	$4,139	$4,854

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$9	$—	$—	$9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2023

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$776	$1	$—	$777	4%
At book value less surrender charge of 5% or more	492	—	—	492	3
At fair value	—	323	12,770	13,093	75

Total with adjustment or at fair value	1,268	324	12,770	14,362	82
At book value without adjustment (minimal or no charge or adjustment)	1,892	49	—	1,941	11
Not subject to discretionary withdrawal provision	467	—	801	1,268	7

Total group annuities reserves	3,627	373	13,571	17,571	100%

Net group annuities reserves	$3,627	$373	$13,571	$17,571

	December 31 2023

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	44	—	1	45	98

Total deposit-type contracts	45	—	1	46	100%

Less reinsurance ceded	14	—	—	14

Net deposit-type contracts	$31	$—	$1	$32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,269
Exhibit 5, Supp contracts with life contingencies section, total (net)	56
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	30

Subtotal	4,355
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	18,078
Exhibit 3, Supp contracts with life contingencies section, total	23
Other contract deposit funds	1

Subtotal	18,102

Combined total	$22,457

	December 31 2022

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$20	$—	$20	— %
At book value less surrender charge of 5% or more	49	—	—	49	1
At fair value	—	—	3,916	3,916	80

Total with adjustment or at fair value	49	20	3,916	3,985	81
At book value without adjustment (minimal or no charge or adjustment)	618	—	—	618	13
Not subject to discretionary withdrawal provision	291	—	10	301	6

Total individual annuity reserves	958	20	3,926	4,904	100%

Less reinsurance ceded	136	—	—	136

Net individual annuity reserves	$822	$20	$3,926	$4,768

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$12	$—	$—	$12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$813	$26	$—	$839	5%
At book value less surrender charge of 5% or more	553	—	—	553	3
At fair value	—	389	10,845	11,234	70

Total with adjustment or at fair value	1,366	415	10,845	12,626	78
At book value without adjustment (minimal or no charge or adjustment)	2,048	56	—	2,104	13
Not subject to discretionary withdrawal provision	493	—	843	1,336	9

Total group annuity reserves	3,907	471	11,688	16,066	100%

Net group annuity reserves	$3,907	$471	$11,688	$16,066

	December 31
	2022
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	45	—	2	47	98

Total deposit-type contracts	46	—	2	48	100%

Less reinsurance ceded	15	—	—	15

Net deposit-type contracts	$31	$—	$2	$33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,673
Exhibit 5, Supp contracts with life contingencies section, total (net)	56
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31

Subtotal	4,760
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	16,093
Exhibit 3, Supp contracts with life contingencies section, total	12
Other contract deposit funds	2

Subtotal	16,107

Combined total	$20,867

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31
	2023
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1	$2
Universal life	674	578	716
Universal life with secondary guarantees	24	25	94
Indexed universal life with secondary guarantees	525	433	476
Other permanent cash value life insurance	—	66	83
Variable universal life	25	25	55
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	282
Accidental death benefits	—	—	1
Disability- active lives	—	—	1
Disability- disabled lives	—	—	3
Miscellaneous reserves	—	—	55

Total (gross)	1,248	1,128	1,768
Reinsurance ceded	174	174	199

Total (net)	$1,074	$954	$1,569

As of December 31, 2023, the Company did not hold any life reserves for separate accounts with guarantees.

	December 31
	2023
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$150	$150	$284

Total (net)	$150	$150	$284

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,509
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	55

Subtotal	1,569
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	284

Subtotal	284

Combined total	$1,853

	December 31
	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$1	$1	$2
Universal life	667	565	697
Universal life with secondary guarantees	16	25	97
Indexed universal life with secondary guarantees	454	366	389
Other permanent cash value life insurance	66	66	83
Variable universal life	25	25	61
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	280
Accidental death benefits	—	—	1
Disability- active lives	—	—	1
Disability- disabled lives	—	—	3
Miscellaneous reserves	—	—	37

Total (gross)	1,229	1,048	1,651
Reinsurance ceded	171	171	200

Total (net)	$1,058	$877	$1,451

As of December 31, 2022, the Company did not hold any life reserves for separate accounts with guarantees.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$126	$125	$247

Total (net)	$126	$125	$247

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,409
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3

Exhibit 5, Miscellaneous reserves section, total (net)	37
Subtotal	1,451
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	247

Subtotal	247

Combined total	$1,698

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2023	$48	$2,576	$2,624

Reserves for separate accounts as of December 31, 2023 with assets at:
Fair value	$—	$17,995	$17,995
Amortized cost	391	—	391

Total as of December 31, 2023	$391	$17,995	$18,386

Reserves for separate accounts by withdrawal characteristics as of December 31, 2023:
With fair value adjustment	$19	$—	$19
At fair value	323	17,177	17,500
At book value without fair value adjustment and with current surrender charge of less than 5%	49	—	49

Subtotal	391	17,177	17,568
Not subject to discretionary withdrawal	—	818	818

Total separate account reserve liabilities at December 31, 2023	$391	$17,995	$18,386

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2022	$91	$4,347	$4,438

Reserves for separate accounts as of December 31, 2022 with assets at:
Fair value	$—	$15,863	$15,863
Amortized cost	491	—	491

Total as of December 31, 2022	$491	$15,863	$16,354

Reserves for separate accounts by withdrawal characteristics as of December 31, 2022:
With fair value adjustment	$46	$—	$46
At fair value	389	15,008	15,397
At book value without fair value adjustment and with current surrender charge of less than 5%	56	—	56

Subtotal	491	15,008	15,499
Not subject to discretionary withdrawal	—	855	855

Total separate account reserve liabilities at December 31, 2022	$491	$15,863	$16,354

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2021	$96	$4,289	$4,385

Reserves for separate accounts as of December 31, 2021 with assets at:
Fair value	$—	$26,023	$26,023
Amortized cost	505	—	505

Total as of December 31, 2021	$505	$26,023	$26,528

Reserves for separate accounts by withdrawal characteristics as of December 31, 2021:
With fair value adjustment	49	—	49
At fair value	395	24,949	25,344
At book value without fair value adjustment and with current surrender charge of less than 5%	61	—	61

Subtotal	505	24,949	25,454
Not subject to discretionary withdrawal	—	1,074	1,074

Total separate account reserve liabilities at December 31, 2021	$505	$26,023	$26,528

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2023	2022	2021

Transfer as reported in the Summary of
Operations of the separate accounts statement:
Transfers to separate accounts	$2,635	$4,443	$4,389
Transfers from separate accounts	(3,006)	(10,067)	(4,779)

Net transfers from separate accounts	(371)	(5,624)	(390)
Miscellaneous reconciling adjustments	6	7	3

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(365)	$(5,617)	$(387)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The assets legally insulated from general account claims at December 31, 2023 and 2022 are attributed to the following products:

	2023	2022

Variable life	$136	$125
Variable universal life	150	126
Variable annuities	4,425	4,205
Group annuities	11,683	9,859
Registered market value separate accounts	612	554
Non-registered market value separate accounts	64	64
Par annuities	970	984
Registered market value annuity product - SPL	2	3
Book value separate accounts	386	471

Total separate account assets	$18,428	$16,391

At December 31, 2023 and 2022, the Company held separate account assets not legally insulated from the general account in the amount of $19 and $21, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $49, $51, $53, $52 and $51, to the general account in 2023, 2022, 2021, 2020 and 2019, respectively. During the years ended December 31, 2023 and 2022, the general account of the Company had paid $2 toward separate account guarantees and during the year ended December 31, 2021, the general account of the Company had paid an insignificant amount toward separate account guarantees. During the years 2020 and 2019, the general account of the Company had paid $1 each year toward separate account guarantees.

At December 31, 2023 and 2022, the Company reported guaranteed separate account assets at amortized cost in the amount of $366 and $470, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $356 and $442 at December 31, 2023 and 2022, respectively, which would have resulted in an unrealized gain/(loss) of $(10) and ($27), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7.	Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2023	2022	2021

Direct premiums	$3,527	$5,196	$5,234
Reinsurance assumed - non affiliates	189	209	286
Reinsurance assumed - affiliates	—	—	—
Reinsurance ceded - non affiliates	(125)	(143)	(180)
Reinsurance ceded - affiliates	(74)	(77)	(118)

Net premiums earned	$3,517	$5,185	$5,222

The Company received reinsurance recoveries in the amount of $238, $253 and $343 during 2023, 2022 and 2021, respectively. At December 31, 2023 and 2022, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $85 and $95, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2023 and 2022 of $1,644 and $2,043, respectively, of which $898 and $956 were ceded to affiliates, respectively.

Effective July 1, 2022, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $128. Consideration of $9 was paid and subsequently received from the third party. As a result, there was no net financial statement impact.

Effective April 1, 2022, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $121. Consideration of $23 was received and subsequently paid to the third party. As a result, there was no net financial statement impact.

Effective December 1, 2021, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $282. Consideration of $17 was received and subsequently paid to the third party. As a result, there was no net financial statement impact.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

8.	Income Taxes

The net deferred income tax asset at December 31, 2023 and 2022 and the change from the prior year are comprised of the following components:

	December 31, 2023
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$105	$10	$115
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	105	10	115
Deferred Tax Assets Nonadmitted	52	—	52

Subtotal (Net Deferred Tax Assets)	53	10	63
Deferred Tax Liabilities	20	19	39

Net Admitted Deferred Tax Assets (Liabilities)	$33	$(9)	$24

	December 31, 2022
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$115	$9	$124
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	115	9	124
Deferred Tax Assets Nonadmitted	49	—	49

Subtotal (Net Deferred Tax Assets)	66	9	75
Deferred Tax Liabilities	27	18	45

Net Admitted Deferred Tax Assets (Liabilities)	$39	$(9)	$30

	Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(10)	$1	$(9)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(10)	1	(9)
Deferred Tax Assets Nonadmitted	3	—	3

Subtotal (Net Deferred Tax Assets)	(13)	1	(12)
Deferred Tax Liabilities	(7)	1	(6)

Net Admitted Deferred Tax Assets (Liabilities)	$(6)	$—	$(6)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2023	2022	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$67	$77	$(10)
Investments	1	2	(1)
Deferred acquisition costs	29	27	2
Compensation and benefits accrual	1	1	—
Receivables - nonadmitted	5	7	(2)
Other	2	1	1

Subtotal	105	115	(10)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	52	49	3

Admitted ordinary deferred tax assets	53	66	(13)

Capital
Investments	10	9	1
Other			—

Subtotal	10	9	1

Statutory valuation allowance adjustment	—		—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	10	9	1

Admitted deferred tax assets	$63	$75	$(12)

	Year Ended December 31
	2023	2022	Change

Deferred Tax Liabilities:
Ordinary
Investments	$—	$2	$(2)
Policyholder reserves	19	23	(4)
Capitalized ceding commissions		—	—
Other	1	2	(1)

Subtotal	20	27	(7)
Capital
Investments	19	18	1
Other	—	—	—

Subtotal	19	18	1

Deferred tax liabilities	39	45	(6)

Net admitted deferred tax assets (liabilities)	$24	$30	$(6)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting $(18) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

The Inflation Reduction Act was enacted during the third quarter 2022 reporting period on August 16, 2022. The act included a provision which subjects high earning corporate taxpayers to the Corporate Alternative Minimum Tax (CAMT). The Company is part of an affiliated group that has determined it is a nonapplicable reporting entity for CAMT in 2023 and has not included any impacts of the CAMT in the financial statements as of December 31, 2023.

As discussed in Note 2, for the years ended December 31, 2023 and 2022, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2023
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$1	$1	$2
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	20	2	22
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	20	2	22
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	133
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	32	7	39

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$53	$10	$63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2022
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$2	$2
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	27	1	28
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	27	1	28
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	123
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	39	6	45

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$66	$9	$75

	Change
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$1	$(1)	$—
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	(7)	1	(6)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(7)	1	(6)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	10
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(7)	1	(6)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(13)	$1	$(12)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2023	2022	Change

Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1187%	1017%	170%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above

	$887	$818	$69

The impact of tax planning strategies at December 31, 2023 and 2022 was as follows:

	December 31, 2023
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	6%	0%	6%

	December 31, 2022
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	4%	0%	4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2023	2022	Change

Current Income Tax

Federal	$24	$1	$23

Subtotal	24	1	23
Federal income tax on net capital gains	2	2	—

Federal and foreign income taxes incurred	$26	$3	$23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Year Ended December 31
	2022	2021	Change

Current Income Tax

Federal	$1	$17	$(16)

Subtotal	1	17	(16)
Federal income tax on net capital gains	2	12	(10)

Federal and foreign income taxes incurred	$3	$29	$(26)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2023	2022	2021

Current income taxes incurred	$26	$3	$29

Change in deferred income taxes (without tax on unrealized gains and losses)	(1)	(12)	(7)

Total income tax reported	$25	$(9)	$22

Income before taxes	$210	$55	$234
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$44	$12	$49

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$—	$—	$1
Dividends received deduction	(3)	(2)	(4)
Pre-tax items reported net of tax	(2)	(3)	(2)
Tax credits	(15)	(15)	(19)
Prior period tax return adjustment	(1)	6	—
Deferred tax change on other items in surplus	2	(7)	(2)
Other	—	—	(1)

Total income tax reported	$25	$(9)	$22

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A.

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service (IRS). A tax return has not been filed for 2023.

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total

2021	$14
2022	2
2023	—

The total amount of the unrecognized tax benefits that if recognized would affect the effective income tax rate:

Unrecognized Tax Benefits

Balance at January 1, 2022	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2022	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2023	$2

The IRS completed its examination for 2009 through 2013 for which is currently at appeals with a refund pending Joint Committee on Taxation approval. The IRS opened an exam for the 2014 through 2018 amended tax returns. Federal income tax returns filed in 2019 through 2022 remain open, subject to potential future examination. The Company believes there are adequate defenses against, or sufficient provisions established related to any open or contested tax positions.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2021	$(2)	$—	$(2)
Cash received (paid)	2	—	2

Balance at December 31, 2021	$—	$—	$—
Interest expense (benefit)	1	—	1

Balance at December 31, 2022	$1	$—	$1

Balance at December 31, 2023	$1	$—	$1

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

9. Capital and Surplus

The Company has authorized 24,000 common stock shares at $125 per share par value of which 15,067 shares were issued and outstanding at December 31, 2023 and 2022.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2024, without the prior approval of insurance regulatory authorities, is $201.

On September 28, 2023, the Company paid an ordinary common stock dividend of $95 to TA Corp.

On March 30, 2023, the Company paid an ordinary common stock dividend of $75 to TA Corp.

On September 29, 2022, the Company paid an ordinary common stock dividend of $150 to TA Corp.

On March 29, 2022, the Company paid an ordinary common stock dividend of $150 to TA Corp.

On September 30, 2021, the Company paid an extraordinary dividend of $100 to TA Corp.

On March 25, 2021, the Company paid an ordinary common stock dividend of $100 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2023 and 2022, the Company met the minimum RBC requirements.

The Company held special surplus funds in the amount of $12 and $7, as of December 31, 2023 and 2022, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2023 and 2022, respectively, securities with a fair value of $296 and $386 were on loan under securities lending agreements. At December 31, 2023 and 2022, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $321 and $412 at December 31, 2023 and 2022, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value

	2023	2022

Open	$321	$412
Securities received	—	—

Total collateral received	$321	$412

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2023		2022

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$20	$20	$53	$53
30 days or less	126	126	148	148
31 to 60 days	53	53	63	63
61 to 90 days	27	27	38	38
91 to 120 days	51	51	29	29
121 to 180 days	44	44	81	81

Total	321	321	412	412
Securities received	—	—	—	—

Total collateral reinvested	$321	$321	$412	$412

The Company did not have collateral for securities lending transactions that extended beyond one year from the report date for the years ended December 31, 2023 and 2022.

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $323 (fair value of $321) that are currently tradable securities that could be sold and used to pay for the $321 in collateral calls that could come due under a worst-case scenario.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

11. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will contribute an amount up to four percent of the participant’s eligible earnings per the plan’s matching formula. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. Benefits expense allocated to the Company for the years ended December 31, 2023, 2022 and 2021 was insignificant.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on the employee’s eligible compensation. The plan provides benefits based on a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory. The benefits are based on the employee’s eligible compensation. The plans provide benefits based on a cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $1, $1 and $2 for the years ended December 31, 2023, 2022 and 2021, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2023, 2022 and 2021 was insignificant.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2023, 2022 and 2021 was insignificant.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Effective August 1, 2020, the Company, and an affiliate, Transamerica Life Insurance Company, amended and finalized a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the NYDFS, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $102, $100 and $80 during 2023, 2022 and 2021, respectively. The amount paid as a result of being a party to these agreements was $38, $40 and $45 during 2023, 2022 and 2021, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $6, $6 and $5 for these services during 2023, 2022 and 2021, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $11, $11 and $11 for these services during 2023, 2022 and 2021, respectively.

The Company has an administration service agreement with Transamerica Asset Management (TAM) to provide administrative services to the Transamerica Series Trust. The Company received $7, $8 and $10 for these services during 2023, 2022 and 2021, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred an insignificant amount of expenses under this agreement for the years ended December 31, 2023 and 2022. The Company incurred expenses under this agreement of $1 for the year ended December 31, 2021.

Receivables from (payables to) affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2023, 2022 and 2021, the Company received (paid) an insignificant amount of net interest from (to) affiliates. At December 31, 2023 and 2022, respectively, the Company reported net receivables (payables) from (to) affiliates of $3 and ($17),

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

respectively. Terms of settlement require that these amounts are settled within 90 days of quarter-end per the requirements of SSAP No. 25, Affiliates and Other Related Parties.

In accordance with SSAP No. 25, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2023 and 2022, the Company had no short-term intercompany notes receivable.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted Carrying Value

Real Estate Alternatives Portfolio 4 HR, LLC	$8
Aegon Workforce Housing Fund 2, L.P.	50
Aegon Workforce Housing Fund 3, L.P.	2
Natural Resources Alternatives Portfolio I, LLC	14
Natural Resources Alternatives Portfolio II, LLC	7
Natural Resources Alternatives Portfolio 3, LLC	28
Zero Beta Fund, LLC	1
TA-APOP I-A, LLC	3

$113

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheets value (admitted and nonadmitted) and the NAIC responses for the SCA filings as of December 31, 2023 and 2022:

December 31, 2023
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—
Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iv) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—
Aggregate Total	XXX	$—	$—	$—

December 31, 2022
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—
Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iv) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—
Aggregate Total	XXX	$—	$—	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2023
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount (1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iv) Entities
None	—	—	$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—

Aggregate Total	—	—	$—	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount (1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iv) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—

Aggregate Total	—	—	$—	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 7.

13. Managing General Agents and Third-Party Administrators

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. There were no MGA’s/TPA’s that wrote premiums in excess of 5% of the Company’s surplus.

14. Commitments and Contingencies

At December 31, 2023 and 2022, the Company has mortgage loan commitments of $9 and $70, respectively.

The Company has contingent commitments of $44 and $47, as of December 31, 2023 and 2022, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $1 and $1, respectively.

At December 31, 2023 and 2022, there were no private placement commitments outstanding.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2023 and 2022, respectively, was $0 and $7.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheets. The amount of cash collateral received as of December 31, 2023 and 2022, respectively, was $38 and $51.

At December 31, 2023 and 2022, securities in the amount of $6 and $5, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheets as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2023 and 2022, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2023	2022

Membership Stock:
Class B	$3	$3

Total	$3	$3

At December 31, 2023 and 2022, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2023
Membership Stock
Class B	$—	$—	$—	$3

Total	$—	$—	$—	$3

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2022
Membership Stock
Class B	$—	$—	$—	$3

Total	$—	$—	$—	$3

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve and an offsetting premium tax benefit at December 31, 2023 and 2022 for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. These amounts were not material to the Company’s financial position. The guaranty fund (benefit) expense was insignificant for the years ended December  31, 2023, 2022 and 2021.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2023 and 2022, the Company had dollar repurchase agreements outstanding in the amount of $20 and $20, respectively, which is included in borrowed money on the Balance Sheets. Those amounts include an insignificant amount of accrued interest at both December 31, 2023 and 2022. At December 31, 2023, securities with a book value of $20 and a fair value of $17 were subject to dollar repurchase agreements. At December 31, 2022, securities with a book value of $20 and a fair value of $20 were subject to dollar repurchase agreements. These securities have maturity dates that range from August 1, 2051 to April 1, 2052 for years ended December 31, 2023 and 2022. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2023	2022

Open	$20	$20
Securities received	—	—

Total collateral received	$20	$20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2023 and 2022, there were no securities sold and reacquired within 30 days of the sale date.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheets date (Type I). The Company has not identified any Type 1 subsequent events for the year ended December 31, 2023 through April 11, 2024.

Events that are indicative of conditions that arose after the Balance Sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2023. On March 28, 2024, the Company paid an ordinary common stock dividend of $75 to TA Corp.

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2023

Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Stonebridge Benefit Services Inc	75-2548428

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Bermuda Re, Ltd	98-1701849

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Corporation (OREGON)	98-6021219

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2023

Entity Name	FEIN

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

Transamerica Trust Company	42-0947998

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2023

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$295	$306	$327
States, municipalities and political subdivisions	39	35	39
Foreign governments	102	87	102
Hybrid securities	41	38	41
All other corporate bonds	4,452	3,929	4,443
Preferred stocks	3	4	4

Total fixed maturities	4,932	4,399	4,956

Equity securities
Common stocks:
Industrial, miscellaneous and all other	3	3	3

Total equity securities	3	3	3

Mortgage loans on real estate	1,841		1,841
Policy loans	151		151
Other long-term investments	57		57
Receivable for securities	9		9
Securities lending	321		321
Cash, cash equivalents and short-term investments	1,247		1,247

Total investments	$8,561		$8,585

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)	Bonds of $4 are held at fair value rather than amortized cost. Preferred stocks of $4 are held at fair value.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2023
Individual life	$1,477	$—	$20	$174	$73	$234	$44
Individual health	189	4	14	74	9	57	24
Group life and health	176	2	2	54	8	(36)	15
Annuity	4,325	—	1	3,215	240	3,639	(206)

	$6,167	$6	$37	$3,517	$330	$3,894	$(123)

Year ended December 31, 2022
Individual life	$1,359	$—	$19	$171	$67	$114	$46
Individual health	174	4	10	69	9	52	24
Group life and health	249	2	5	52	9	43	15
Annuity	4,752	—	1	4,893	248	10,697	(5,471)

	$6,534	$6	$35	$5,185	$333	$10,906	$(5,386)

Year ended December 31, 2021
Individual life	$1,404	$—	$23	$172	$72	$194	$48
Individual health	159	4	15	68	9	56	22
Group life and health	236	2	6	49	9	36	14
Annuity	4,948	—	—	4,933	252	5,412	(247)

	$6,747	$6	$44	$5,222	$342	$5,698	$(163)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2023
Life insurance in force	$26,006	$55,692	$53,925	$24,239	222%

Premiums:
Individual life	$187	$199	$184	$174	106%
Individual health	74	—	—	74	0%
Group life and health	54	—	1	54	1%
Annuity	3,212	—	4	3,215	0%

	$3,527	$199	$189	$3,517	5%

Year ended December 31, 2022
Life insurance in force	$25,777	$62,724	$60,695	$23,748	256%

Premiums:
Individual life	$187	$220	$204	$171	119%
Individual health	69	—	—	69	0%
Group life and health	51	—	1	52	1%
Annuity	4,889	—	4	4,893	0%

	$5,196	$220	$209	$5,185	4%

Year ended December 31, 2021
Life insurance in force	$25,773	$87,333	$85,219	$23,659	360%

Premiums:
Individual life	$190	$298	$280	$172	163%
Individual health	68	—	—	68	0%
Group life and health	48	—	1	49	2%
Annuity	4,928	—	5	4,933	0%

	$5,234	$298	$286	$5,222	5%

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Series Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Series Life Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Series Life Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	ProFund VP Utilities
American Funds - Growth Class 2 Shares	TA Aegon Bond Initial Class
American Funds - Growth-Income Class 2 Shares	TA Aegon Core Bond Initial Class
American Funds - International Class 2 Shares	TA Aegon High Yield Bond Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Aegon U.S. Government Securities Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
Franklin Allocation Class 4 Shares	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
ProFund Access VP High Yield	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
ProFund VP Asia 30	TA BlackRock iShares Edge 40 Initial Class
ProFund VP Bull	TA BlackRock Real Estate Securities Initial Class
ProFund VP Communication Services	TA BlackRock Tactical Allocation Initial Class
ProFund VP Consumer Discretionary	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
ProFund VP Emerging Markets	TA Goldman Sachs Managed Risk - Conservative ETF Initial Class
ProFund VP Energy	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
ProFund VP Europe 30	TA International Focus Initial Class
ProFund VP Falling U.S. Dollar	TA Janus Balanced Initial Class
ProFund VP Financials	TA Janus Mid-Cap Growth Initial Class
ProFund VP Government Money Market	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP International	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Moderate Initial Class

1

ProFund VP Materials	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Mid-Cap	TA JPMorgan Enhanced Index Initial Class
ProFund VP NASDAQ-100	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Precious Metals	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Short Emerging Markets	TA Morgan Stanley Capital Growth Initial Class
ProFund VP Short International	TA Morgan Stanley Global Allocation Initial Class
ProFund VP Short NASDAQ-100	TA Multi-Managed Balanced Initial Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Balanced Initial Class
ProFund VP Small-Cap	TA PIMCO Tactical - Conservative Initial Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Growth Initial Class
ProFund VP U.S. Government Plus	TA Small/Mid Cap Value Initial Class
ProFund VP UltraNASDAQ-100	TA T. Rowe Price Small Cap Initial Class
ProFund VP UltraSmall-Cap	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Series Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Series Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Series Life Account since 2014.

2

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	8,070.595	$80,350	$69,649	$3	$69,652	2,604	$23.213469	$26.767775
American Funds - Growth Class 2 Shares	27.376	2,330	2,688	1	2,689	70	38.609342	38.609342
American Funds - Growth-Income Class 2 Shares	33.971	1,888	1,981	-	1,981	72	27.694244	27.694244
American Funds - International Class 2 Shares	156.319	2,923	2,722	(1)	2,721	195	13.963662	13.963662
Fidelity® VIP Contrafund® Service Class 2	25,357.810	961,251	1,187,506	(31)	1,187,475	22,506	51.977322	54.272593
Fidelity® VIP Equity-Income Service Class 2	25,684.582	580,141	614,118	(3)	614,115	17,114	35.322304	36.882313
Fidelity® VIP Growth Opportunities Service Class 2	12,765.139	674,895	740,250	24	740,274	14,782	49.276002	51.451735
Fidelity® VIP Index 500 Service Class 2	10,137.749	3,801,094	4,615,514	(38)	4,615,476	88,100	49.976178	54.869359
Franklin Allocation Class 4 Shares	12,366.733	63,840	63,070	(1)	63,069	2,181	25.231276	29.094473
ProFund Access VP High Yield	2,266.191	55,882	56,088	(82)	56,006	2,695	19.509617	21.436998
ProFund VP Asia 30	12,976.054	550,113	460,390	(42)	460,348	45,498	8.764974	16.324327
ProFund VP Bull	2,703.095	163,085	136,587	(43)	136,544	3,909	33.575287	41.289376
ProFund VP Communication Services	2,466.269	85,438	94,063	(1)	94,062	5,209	16.757497	21.041635
ProFund VP Consumer Discretionary	3,551.555	248,851	234,403	6	234,409	5,132	41.125980	54.594740
ProFund VP Emerging Markets	2,489.606	67,743	70,431	(1)	70,430	8,341	7.827207	15.611247
ProFund VP Energy	11,737.913	454,756	495,223	(68)	495,155	40,097	10.848676	15.632108
ProFund VP Europe 30	989.552	23,687	25,629	(8)	25,621	1,606	11.993635	18.480018
ProFund VP Falling U.S. Dollar	623.303	9,637	9,717	(3)	9,714	1,819	5.042009	5.339250
ProFund VP Financials	5,496.807	247,890	252,468	(30)	252,438	12,433	18.363896	28.684137
ProFund VP Government Money Market	262,340.030	262,340	262,340	(41)	262,299	26,021	8.517736	10.367214
ProFund VP International	1,424.027	27,880	29,306	(2)	29,304	2,188	9.903564	15.829523
ProFund VP Japan	350.960	22,451	22,886	(24)	22,862	1,055	17.474754	26.246522
ProFund VP Materials	2,413.351	192,362	206,293	(29)	206,264	11,331	17.176441	30.807287
ProFund VP Mid-Cap	9,904.536	154,969	165,505	(7)	165,498	5,779	26.220131	37.523040
ProFund VP NASDAQ-100	64,777.312	3,280,528	3,748,663	(20)	3,748,643	44,181	79.922466	89.037483
ProFund VP Pharmaceuticals	5,827.119	214,295	200,395	-	200,395	7,742	23.802444	26.844055
ProFund VP Precious Metals	6,677.066	199,880	169,597	1	169,598	35,511	4.319478	10.005456
ProFund VP Short Emerging Markets	123.745	3,091	2,906	(5)	2,901	1,449	1.044754	2.007604
ProFund VP Short International	107.874	3,218	2,684	1	2,685	1,666	1.367726	2.310633
ProFund VP Short NASDAQ-100	13,605.518	195,836	167,212	(4)	167,208	474,077	0.250476	0.362849
ProFund VP Short Small-Cap	16,212.862	379,575	358,142	(2)	358,140	467,177	0.527577	0.776364
ProFund VP Small-Cap	7,042.150	227,144	241,546	(1)	241,545	9,687	23.546443	30.921363
ProFund VP Small-Cap Value	4,468.986	184,806	191,988	(32)	191,956	6,840	26.368774	34.189172
ProFund VP U.S. Government Plus	9,503.485	142,920	120,884	(8)	120,876	9,847	9.954243	12.408323
ProFund VP UltraNASDAQ-100	69,802.293	1,481,547	2,159,683	(51)	2,159,632	12,524	155.255341	175.075962
ProFund VP UltraSmall-Cap	30,893.195	387,050	426,635	(5)	426,630	16,067	24.455440	52.802699
ProFund VP Utilities	3,673.689	151,799	137,506	(8)	137,498	6,288	19.928697	25.259997
TA Aegon Bond Initial Class	41,443.324	412,001	401,171	2	401,173	26,191	13.709792	17.749641
TA Aegon Core Bond Initial Class	54,166.801	690,402	594,210	-	594,210	36,926	13.304075	22.058080
TA Aegon High Yield Bond Initial Class	131,371.122	967,328	898,578	(8)	898,570	34,247	25.407190	28.361654
TA Aegon Sustainable Equity Income Initial Class	69,366.062	1,341,132	1,266,624	(9)	1,266,615	43,952	26.058526	33.488721
TA Aegon U.S. Government Securities Initial Class	13,984.822	128,135	127,542	1	127,543	9,245	11.282597	14.870641
TA BlackRock Government Money Market Initial Class	1,084,882.620	1,084,883	1,084,883	(20)	1,084,863	97,908	8.870568	12.064720

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	6,011.890	$61,343	$54,227	$(2)	$54,225	4,032	$12.729590	$15.030918
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	7,013.248	76,848	69,642	5	69,647	4,932	13.053387	15.413336
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	91,166.038	932,296	944,480	-	944,480	67,024	12.875562	15.203460
TA BlackRock iShares Edge 40 Initial Class	5,446.090	51,268	47,054	(11)	47,043	2,316	19.278713	21.997670
TA BlackRock Real Estate Securities Initial Class	95,765.195	1,059,379	930,838	(3)	930,835	39,124	22.468081	47.571298
TA BlackRock Tactical Allocation Initial Class	166,773.131	1,113,311	872,223	1	872,224	47,370	16.627936	18.884355
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	545.482	6,162	6,300	(41)	6,259	340	17.373022	20.292030
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-	13.777893	13.777893
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	27,536.767	280,217	291,339	(9)	291,330	13,800	19.856501	25.784526
TA International Focus Initial Class	179,233.733	1,495,191	1,553,956	(10)	1,553,946	90,455	16.893640	24.562760
TA Janus Balanced Initial Class	17,582.365	296,393	285,538	(99)	285,439	11,935	21.430799	24.681377
TA Janus Mid-Cap Growth Initial Class	444,586.012	14,217,955	13,573,211	1	13,573,212	271,196	40.830986	52.310495
TA JPMorgan Asset Allocation - Conservative Initial Class	83,125.900	810,131	716,545	(3)	716,542	34,759	18.775413	22.183603
TA JPMorgan Asset Allocation - Growth Initial Class	2,780,491.446	32,214,157	28,805,891	(4)	28,805,887	818,038	33.740860	35.761136
TA JPMorgan Asset Allocation - Moderate Initial Class	517,465.926	5,940,738	5,304,026	56	5,304,082	217,097	21.992452	25.864934
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,402,811.136	28,011,567	24,220,336	(4,428)	24,215,908	843,815	26.376081	29.817170
TA JPMorgan Enhanced Index Initial Class	24,480.159	566,104	585,321	-	585,321	10,690	52.888416	55.578949
TA JPMorgan International Moderate Growth Initial Class	134,400.845	1,270,532	1,231,112	(9)	1,231,103	77,348	14.858575	20.138836
TA JPMorgan Mid Cap Value Initial Class	25,570.578	409,665	370,262	2	370,264	8,053	45.944423	57.870545
TA JPMorgan Tactical Allocation Initial Class	83,643.365	1,152,304	1,028,813	(8)	1,028,805	63,044	15.542408	28.384281
TA Morgan Stanley Capital Growth Initial Class	812,476.817	7,250,795	4,517,371	-	4,517,371	80,039	55.674136	69.395811
TA Morgan Stanley Global Allocation Initial Class	31,343.017	220,528	172,387	(1)	172,386	10,290	15.570487	17.683545
TA Multi-Managed Balanced Initial Class	95,578.052	1,444,519	1,469,035	(7)	1,469,028	36,611	37.274085	41.970378
TA PIMCO Tactical - Balanced Initial Class	25,051.062	275,287	244,498	1	244,499	15,248	14.228874	17.052552
TA PIMCO Tactical - Conservative Initial Class	17,498.362	191,039	168,509	-	168,509	11,874	13.235513	15.862072
TA PIMCO Tactical - Growth Initial Class	33,160.239	369,705	329,281	3	329,284	19,501	15.298346	18.334288
TA Small/Mid Cap Value Initial Class	334,000.818	6,671,645	6,332,656	(2)	6,332,654	103,942	51.278022	62.770778
TA T. Rowe Price Small Cap Initial Class	198,580.271	2,370,744	2,261,829	(8)	2,261,821	37,638	58.060017	61.164222
TA WMC US Growth Initial Class	883,211.415	27,201,447	31,663,129	(57)	31,663,072	518,442	60.333884	67.106417

See accompanying notes.	4

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Balanced Hedged Allocation Class B Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$81,292	$2,230	$1,616	$2,040

Investment Income:
Reinvested Dividends	2,152	6	22	38
Investment Expense:
Mortality and Expense Risk and Administrative Charges	338	-	-	-

Net Investment Income (Loss)	1,814	6	22	38

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,011	267	152	267
Realized Gain (Loss) on Investments	(1,600)	-	12	(13)

Net Realized Capital Gains (Losses) on Investments	5,411	267	164	254
Net Change in Unrealized Appreciation (Depreciation)	(22,968)	(967)	(465)	(739)

Net Gain (Loss) on Investment	(17,557)	(700)	(301)	(485)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,743)	(694)	(279)	(447)

Increase (Decrease) in Net Assets from Contract Transactions	(2,794)	220	397	609

Total Increase (Decrease) in Net Assets	(18,537)	(474)	118	162

Net Assets as of December 31, 2022:	$62,755	$1,756	$1,734	$2,202

Investment Income:
Reinvested Dividends	591	8	25	34
Investment Expense:
Mortality and Expense Risk and Administrative Charges	279	-	-	-

Net Investment Income (Loss)	312	8	25	34

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,389	124	105	-
Realized Gain (Loss) on Investments	(2,518)	-	27	(64)

Net Realized Capital Gains (Losses) on Investments	871	124	132	(64)
Net Change in Unrealized Appreciation (Depreciation)	4,199	583	276	385

Net Gain (Loss) on Investment	5,070	707	408	321

Net Increase (Decrease) in Net Assets Resulting from Operations	5,382	715	433	355

Increase (Decrease) in Net Assets from Contract Transactions	1,515	218	(186)	164

Total Increase (Decrease) in Net Assets	6,897	933	247	519

Net Assets as of December 31, 2023:	$69,652	$2,689	$1,981	$2,721

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$1,253,720	$588,563	$748,249	$3,911,275

Investment Income:
Reinvested Dividends	2,631	10,000	-	44,467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,291	4,156	3,936	29,495

Net Investment Income (Loss)	(4,660)	5,844	(3,936)	14,972

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,334	19,992	106,729	26,484
Realized Gain (Loss) on Investments	29,562	4,122	9,854	111,985

Net Realized Capital Gains (Losses) on Investments	78,896	24,114	116,583	138,469
Net Change in Unrealized Appreciation (Depreciation)	(409,971)	(65,090)	(403,998)	(914,544)

Net Gain (Loss) on Investment	(331,075)	(40,976)	(287,415)	(776,075)

Net Increase (Decrease) in Net Assets Resulting from Operations	(335,735)	(35,132)	(291,351)	(761,103)

Increase (Decrease) in Net Assets from Contract Transactions	(20,684)	17,254	9,399	332,158

Total Increase (Decrease) in Net Assets	(356,419)	(17,878)	(281,952)	(428,945)

Net Assets as of December 31, 2022:	$897,301	$570,685	$466,297	$3,482,330

Investment Income:
Reinvested Dividends	2,814	10,278	-	52,277
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,885	4,307	4,462	29,220

Net Investment Income (Loss)	(5,071)	5,971	(4,462)	23,057

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,101	17,637	-	35,397
Realized Gain (Loss) on Investments	21,513	5,511	3,033	333,413

Net Realized Capital Gains (Losses) on Investments	60,614	23,148	3,033	368,810
Net Change in Unrealized Appreciation (Depreciation)	240,648	26,390	224,999	512,225

Net Gain (Loss) on Investment	301,262	49,538	228,032	881,035

Net Increase (Decrease) in Net Assets Resulting from Operations	296,191	55,509	223,570	904,092

Increase (Decrease) in Net Assets from Contract Transactions	(6,017)	(12,079)	50,407	229,054

Total Increase (Decrease) in Net Assets	290,174	43,430	273,977	1,133,146

Net Assets as of December 31, 2023:	$1,187,475	$614,115	$740,274	$4,615,476

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Bull Subaccount

Net Assets as of December 31, 2021:	$56,797	$69,378	$535,532	$136,367

Investment Income:
Reinvested Dividends	759	1,648	1,859	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213	259	2,574	922

Net Investment Income (Loss)	546	1,389	(715)	(922)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,785	-	43,688	17,186
Realized Gain (Loss) on Investments	(2,367)	(4,616)	(129,416)	49,564

Net Realized Capital Gains (Losses) on Investments	2,418	(4,616)	(85,728)	66,750
Net Change in Unrealized Appreciation (Depreciation)	(12,441)	(2,777)	(31,976)	(86,375)

Net Gain (Loss) on Investment	(10,023)	(7,393)	(117,704)	(19,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,477)	(6,004)	(118,419)	(20,547)

Increase (Decrease) in Net Assets from Contract Transactions	4,043	(13,715)	52,188	(3,172)

Total Increase (Decrease) in Net Assets	(5,434)	(19,719)	(66,231)	(23,719)

Net Assets as of December 31, 2022:	$51,363	$49,659	$469,301	$112,648

Investment Income:
Reinvested Dividends	770	2,317	469	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	228	218	2,778	957

Net Investment Income (Loss)	542	2,099	(2,309)	(957)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	956	-	17,916	21,301
Realized Gain (Loss) on Investments	(872)	(1,267)	(108,045)	(1,144)

Net Realized Capital Gains (Losses) on Investments	84	(1,267)	(90,129)	20,157
Net Change in Unrealized Appreciation (Depreciation)	7,011	3,830	109,073	6,300

Net Gain (Loss) on Investment	7,095	2,563	18,944	26,457

Net Increase (Decrease) in Net Assets Resulting from Operations	7,637	4,662	16,635	25,500

Increase (Decrease) in Net Assets from Contract Transactions	4,069	1,685	(25,588)	(1,604)

Total Increase (Decrease) in Net Assets	11,706	6,347	(8,953)	23,896

Net Assets as of December 31, 2023:	$63,069	$56,006	$460,348	$136,544

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Communication Services Subaccount	ProFund VP Consumer Discretionary Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Energy Subaccount

Net Assets as of December 31, 2021:	$24,577	$283,463	$69,120	$435,697

Investment Income:
Reinvested Dividends	1,407	-	305	7,685
Investment Expense:
Mortality and Expense Risk and Administrative Charges	443	1,381	360	4,453

Net Investment Income (Loss)	964	(1,381)	(55)	3,232

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,094	-	-
Realized Gain (Loss) on Investments	(801)	(7,790)	(25,475)	165,009

Net Realized Capital Gains (Losses) on Investments	(801)	(5,696)	(25,475)	165,009
Net Change in Unrealized Appreciation (Depreciation)	(14,919)	(79,546)	6,585	116,844

Net Gain (Loss) on Investment	(15,720)	(85,242)	(18,890)	281,853

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,756)	(86,623)	(18,945)	285,085

Increase (Decrease) in Net Assets from Contract Transactions	56,701	(16,055)	151,930	30,778

Total Increase (Decrease) in Net Assets	41,945	(102,678)	132,985	315,863

Net Assets as of December 31, 2022:	$66,522	$180,785	$202,105	$751,560

Investment Income:
Reinvested Dividends	770	-	1,261	14,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	484	1,329	358	3,687

Net Investment Income (Loss)	286	(1,329)	903	10,523

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,971	-	-
Realized Gain (Loss) on Investments	(136)	(9,835)	7,210	88,889

Net Realized Capital Gains (Losses) on Investments	(136)	136	7,210	88,889
Net Change in Unrealized Appreciation (Depreciation)	21,633	57,993	9,611	(110,015)

Net Gain (Loss) on Investment	21,497	58,129	16,821	(21,126)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,783	56,800	17,724	(10,603)

Increase (Decrease) in Net Assets from Contract Transactions	5,757	(3,176)	(149,399)	(245,802)

Total Increase (Decrease) in Net Assets	27,540	53,624	(131,675)	(256,405)

Net Assets as of December 31, 2023:	$94,062	$234,409	$70,430	$495,155

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount

Net Assets as of December 31, 2021:	$22,509	$17,205	$299,445	$194,561

Investment Income:
Reinvested Dividends	712	-	238	2,466
Investment Expense:
Mortality and Expense Risk and Administrative Charges	326	57	1,321	1,544

Net Investment Income (Loss)	386	(57)	(1,083)	922

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,093	-	3,120	-
Realized Gain (Loss) on Investments	(4,075)	(2,068)	3,463	-

Net Realized Capital Gains (Losses) on Investments	(1,982)	(2,068)	6,583	-
Net Change in Unrealized Appreciation (Depreciation)	(2,443)	234	(52,545)	-

Net Gain (Loss) on Investment	(4,425)	(1,834)	(45,962)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,039)	(1,891)	(47,045)	922

Increase (Decrease) in Net Assets from Contract Transactions	5,348	(12,626)	(7,362)	45,403

Total Increase (Decrease) in Net Assets	1,309	(14,517)	(54,407)	46,325

Net Assets as of December 31, 2022:	$23,818	$2,688	$245,038	$240,886

Investment Income:
Reinvested Dividends	519	-	1,071	10,468
Investment Expense:
Mortality and Expense Risk and Administrative Charges	411	301	1,088	1,482

Net Investment Income (Loss)	108	(301)	(17)	8,986

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	9,684	-
Realized Gain (Loss) on Investments	4,670	(2,049)	245	-

Net Realized Capital Gains (Losses) on Investments	4,670	(2,049)	9,929	-
Net Change in Unrealized Appreciation (Depreciation)	2,669	306	21,105	-

Net Gain (Loss) on Investment	7,339	(1,743)	31,034	-

Net Increase (Decrease) in Net Assets Resulting from Operations	7,447	(2,044)	31,017	8,986

Increase (Decrease) in Net Assets from Contract Transactions	(5,644)	9,070	(23,617)	12,427

Total Increase (Decrease) in Net Assets	1,803	7,026	7,400	21,413

Net Assets as of December 31, 2023:	$25,621	$9,714	$252,438	$262,299

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP International Subaccount	ProFund VP Japan Subaccount	ProFund VP Materials Subaccount	ProFund VP Mid-Cap Subaccount

Net Assets as of December 31, 2021:	$11,055	$-	$202,990	$212,634

Investment Income:
Reinvested Dividends	-	-	383	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	107	97	1,054	623

Net Investment Income (Loss)	(107)	(97)	(671)	(623)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	433	2,186	1,929	43,386
Realized Gain (Loss) on Investments	(134)	(2,793)	(6,974)	(72,977)

Net Realized Capital Gains (Losses) on Investments	299	(607)	(5,045)	(29,591)
Net Change in Unrealized Appreciation (Depreciation)	(3,458)	(8,042)	(21,608)	(7,056)

Net Gain (Loss) on Investment	(3,159)	(8,649)	(26,653)	(36,647)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,266)	(8,746)	(27,324)	(37,270)

Increase (Decrease) in Net Assets from Contract Transactions	161,448	166,442	(56,640)	(48,398)

Total Increase (Decrease) in Net Assets	158,182	157,696	(83,964)	(85,668)

Net Assets as of December 31, 2022:	$169,237	$157,696	$119,026	$126,966

Investment Income:
Reinvested Dividends	-	-	788	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	454	253	904	511

Net Investment Income (Loss)	(454)	(253)	(116)	(511)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	9,708	12,281	(1,407)	389

Net Realized Capital Gains (Losses) on Investments	9,708	12,281	(1,407)	389
Net Change in Unrealized Appreciation (Depreciation)	4,321	8,475	10,666	11,736

Net Gain (Loss) on Investment	14,029	20,756	9,259	12,125

Net Increase (Decrease) in Net Assets Resulting from Operations	13,575	20,503	9,143	11,614

Increase (Decrease) in Net Assets from Contract Transactions	(153,508)	(155,337)	78,095	26,918

Total Increase (Decrease) in Net Assets	(139,933)	(134,834)	87,238	38,532

Net Assets as of December 31, 2023:	$29,304	$22,862	$206,264	$165,498

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP NASDAQ-100 Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount

Net Assets as of December 31, 2021:	$3,285,239	$287,919	$188,220	$64,682

Investment Income:
Reinvested Dividends	-	173	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,491	2,213	1,449	211

Net Investment Income (Loss)	(20,491)	(2,040)	(1,449)	(211)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	505,022	12,973	-	731
Realized Gain (Loss) on Investments	(111,068)	7,307	(46,808)	(13,343)

Net Realized Capital Gains (Losses) on Investments	393,954	20,280	(46,808)	(12,612)
Net Change in Unrealized Appreciation (Depreciation)	(1,479,152)	(38,834)	(41,553)	(5,565)

Net Gain (Loss) on Investment	(1,085,198)	(18,554)	(88,361)	(18,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,105,689)	(20,594)	(89,810)	(18,388)

Increase (Decrease) in Net Assets from Contract Transactions	(36,416)	(52,670)	67,394	(2,860)

Total Increase (Decrease) in Net Assets	(1,142,105)	(73,264)	(22,416)	(21,248)

Net Assets as of December 31, 2022:	$2,143,134	$214,655	$165,804	$43,434

Investment Income:
Reinvested Dividends	-	1,030	-	403
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,726	1,951	1,080	711

Net Investment Income (Loss)	(19,726)	(921)	(1,080)	(308)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,595	3,827	-	479
Realized Gain (Loss) on Investments	(258,891)	(4,786)	(27,896)	(5,458)

Net Realized Capital Gains (Losses) on Investments	(242,296)	(959)	(27,896)	(4,979)
Net Change in Unrealized Appreciation (Depreciation)	1,486,438	(12,270)	16,005	406

Net Gain (Loss) on Investment	1,244,142	(13,229)	(11,891)	(4,573)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,224,416	(14,150)	(12,971)	(4,881)

Increase (Decrease) in Net Assets from Contract Transactions	381,093	(110)	16,765	(35,652)

Total Increase (Decrease) in Net Assets	1,605,509	(14,260)	3,794	(40,533)

Net Assets as of December 31, 2023:	$3,748,643	$200,395	$169,598	$2,901

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2021:	$848	$206,076	$38,228	$160,222

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17	537	363	975

Net Investment Income (Loss)	(17)	(537)	(363)	(975)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	25,943
Realized Gain (Loss) on Investments	(1)	(1,713)	(1,385)	(59,098)

Net Realized Capital Gains (Losses) on Investments	(1)	(1,713)	(1,385)	(33,155)
Net Change in Unrealized Appreciation (Depreciation)	41	26,368	923	(7,241)

Net Gain (Loss) on Investment	40	24,655	(462)	(40,396)

Net Increase (Decrease) in Net Assets Resulting from Operations	23	24,118	(825)	(41,371)

Increase (Decrease) in Net Assets from Contract Transactions	1,591	(73,716)	8,225	8,789

Total Increase (Decrease) in Net Assets	1,614	(49,598)	7,400	(32,582)

Net Assets as of December 31, 2022:	$2,462	$156,478	$45,628	$127,640

Investment Income:
Reinvested Dividends	53	-	354	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	953	562	631

Net Investment Income (Loss)	20	(953)	(208)	(631)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	360	7,084	-
Realized Gain (Loss) on Investments	(158)	(29,510)	(10,759)	(781)

Net Realized Capital Gains (Losses) on Investments	(158)	(29,150)	(3,675)	(781)
Net Change in Unrealized Appreciation (Depreciation)	(195)	(38,392)	(21,984)	20,368

Net Gain (Loss) on Investment	(353)	(67,542)	(25,659)	19,587

Net Increase (Decrease) in Net Assets Resulting from Operations	(333)	(68,495)	(25,867)	18,956

Increase (Decrease) in Net Assets from Contract Transactions	556	79,225	338,379	94,949

Total Increase (Decrease) in Net Assets	223	10,730	312,512	113,905

Net Assets as of December 31, 2023:	$2,685	$167,208	$358,140	$241,545

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Small-Cap Value Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraNASDAQ-100 Subaccount	ProFund VP UltraSmall-Cap Subaccount

Net Assets as of December 31, 2021:	$257,915	$72,262	$2,369,588	$624,968

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,672	326	10,305	2,781

Net Investment Income (Loss)	(1,672)	(326)	(10,305)	(2,781)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,267	-	867,018	77,707
Realized Gain (Loss) on Investments	(87,915)	(9,565)	(1,771,788)	(225,116)

Net Realized Capital Gains (Losses) on Investments	(29,648)	(9,565)	(904,770)	(147,409)
Net Change in Unrealized Appreciation (Depreciation)	(14,247)	(18,904)	(778,896)	(58,117)

Net Gain (Loss) on Investment	(43,895)	(28,469)	(1,683,666)	(205,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,567)	(28,795)	(1,693,971)	(208,307)

Increase (Decrease) in Net Assets from Contract Transactions	(99,024)	(2,982)	559,501	(62,022)

Total Increase (Decrease) in Net Assets	(144,591)	(31,777)	(1,134,470)	(270,329)

Net Assets as of December 31, 2022:	$113,324	$40,485	$1,235,118	$354,639

Investment Income:
Reinvested Dividends	17	1,875	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	575	229	9,183	1,627

Net Investment Income (Loss)	(558)	1,646	(9,183)	(1,627)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,323	-	-	-
Realized Gain (Loss) on Investments	(5,114)	(1,635)	120,846	37,564

Net Realized Capital Gains (Losses) on Investments	(791)	(1,635)	120,846	37,564
Net Change in Unrealized Appreciation (Depreciation)	12,828	(124)	1,106,468	106,288

Net Gain (Loss) on Investment	12,037	(1,759)	1,227,314	143,852

Net Increase (Decrease) in Net Assets Resulting from Operations	11,479	(113)	1,218,131	142,225

Increase (Decrease) in Net Assets from Contract Transactions	67,153	80,504	(293,617)	(70,234)

Total Increase (Decrease) in Net Assets	78,632	80,391	924,514	71,991

Net Assets as of December 31, 2023:	$191,956	$120,876	$2,159,632	$426,630

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Utilities Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Core Bond Initial Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount

Net Assets as of December 31, 2021:	$228,566	$698,815	$785,560	$998,147

Investment Income:
Reinvested Dividends	2,450	16,995	18,569	51,817
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,533	4,999	4,940	5,767

Net Investment Income (Loss)	917	11,996	13,629	46,050

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,672	-	2,952	-
Realized Gain (Loss) on Investments	1,339	(61,388)	(19,431)	(12,374)

Net Realized Capital Gains (Losses) on Investments	4,011	(61,388)	(16,479)	(12,374)
Net Change in Unrealized Appreciation (Depreciation)	(18,790)	(45,429)	(95,676)	(148,503)

Net Gain (Loss) on Investment	(14,779)	(106,817)	(112,155)	(160,877)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,862)	(94,821)	(98,526)	(114,827)

Increase (Decrease) in Net Assets from Contract Transactions	25,534	(76,778)	(90,067)	(46,457)

Total Increase (Decrease) in Net Assets	11,672	(171,599)	(188,593)	(161,284)

Net Assets as of December 31, 2022:	$240,238	$527,216	$596,967	$836,863

Investment Income:
Reinvested Dividends	1,933	3,577	16,799	39,427
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,128	3,703	4,566	5,520

Net Investment Income (Loss)	805	(126)	12,233	33,907

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(15,073)	(28,748)	(16,934)	(12,316)

Net Realized Capital Gains (Losses) on Investments	(15,073)	(28,748)	(16,934)	(12,316)
Net Change in Unrealized Appreciation (Depreciation)	(4,814)	56,738	33,218	63,574

Net Gain (Loss) on Investment	(19,887)	27,990	16,284	51,258

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,082)	27,864	28,517	85,165

Increase (Decrease) in Net Assets from Contract Transactions	(83,658)	(153,907)	(31,274)	(23,458)

Total Increase (Decrease) in Net Assets	(102,740)	(126,043)	(2,757)	61,707

Net Assets as of December 31, 2023:	$137,498	$401,173	$594,210	$898,570

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,547,393	$40,090	$901,588	$54,649

Investment Income:
Reinvested Dividends	28,521	350	11,745	817
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,642	235	5,535	508

Net Investment Income (Loss)	18,879	115	6,210	309

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,278	-	-	6,722
Realized Gain (Loss) on Investments	(13,975)	(953)	-	(313)

Net Realized Capital Gains (Losses) on Investments	32,303	(953)	-	6,409
Net Change in Unrealized Appreciation (Depreciation)	(243,900)	(4,214)	-	(15,599)

Net Gain (Loss) on Investment	(211,597)	(5,167)	-	(9,190)

Net Increase (Decrease) in Net Assets Resulting from Operations	(192,718)	(5,052)	6,210	(8,881)

Increase (Decrease) in Net Assets from Contract Transactions	(25,508)	(3,469)	(79,504)	3,410

Total Increase (Decrease) in Net Assets	(218,226)	(8,521)	(73,294)	(5,471)

Net Assets as of December 31, 2022:	$1,329,167	$31,569	$828,294	$49,178

Investment Income:
Reinvested Dividends	29,989	580	40,752	912
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,083	347	5,029	518

Net Investment Income (Loss)	20,906	233	35,723	394

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(64,978)	(572)	-	(1,240)

Net Realized Capital Gains (Losses) on Investments	(64,978)	(572)	-	(1,240)
Net Change in Unrealized Appreciation (Depreciation)	108,518	7,256	-	5,336

Net Gain (Loss) on Investment	43,540	6,684	-	4,096

Net Increase (Decrease) in Net Assets Resulting from Operations	64,446	6,917	35,723	4,490

Increase (Decrease) in Net Assets from Contract Transactions	(126,998)	89,057	220,846	557

Total Increase (Decrease) in Net Assets	(62,552)	95,974	256,569	5,047

Net Assets as of December 31, 2023:	$1,266,615	$127,543	$1,084,863	$54,225

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount

Net Assets as of December 31, 2021:	$85,752	$1,379,378	$46,724	$1,195,453

Investment Income:
Reinvested Dividends	1,248	14,708	762	32,735
Investment Expense:
Mortality and Expense Risk and Administrative Charges	539	8,197	150	5,638

Net Investment Income (Loss)	709	6,511	612	27,097

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,380	40,297	1,658	-
Realized Gain (Loss) on Investments	(198)	(84,464)	(1,115)	(25,487)

Net Realized Capital Gains (Losses) on Investments	9,182	(44,167)	543	(25,487)
Net Change in Unrealized Appreciation (Depreciation)	(25,011)	(204,288)	(7,909)	(339,343)

Net Gain (Loss) on Investment	(15,829)	(248,455)	(7,366)	(364,830)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,120)	(241,944)	(6,754)	(337,733)

Increase (Decrease) in Net Assets from Contract Transactions	2,907	(260,850)	(1,224)	(52,870)

Total Increase (Decrease) in Net Assets	(12,213)	(502,794)	(7,978)	(390,603)

Net Assets as of December 31, 2022:	$73,539	$876,584	$38,746	$804,850

Investment Income:
Reinvested Dividends	1,401	15,260	1,006	50,045
Investment Expense:
Mortality and Expense Risk and Administrative Charges	555	6,115	145	4,713

Net Investment Income (Loss)	846	9,145	861	45,332

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	684	-
Realized Gain (Loss) on Investments	(3,122)	(35,978)	(463)	(12,328)

Net Realized Capital Gains (Losses) on Investments	(3,122)	(35,978)	221	(12,328)
Net Change in Unrealized Appreciation (Depreciation)	11,495	168,575	2,709	71,358

Net Gain (Loss) on Investment	8,373	132,597	2,930	59,030

Net Increase (Decrease) in Net Assets Resulting from Operations	9,219	141,742	3,791	104,362

Increase (Decrease) in Net Assets from Contract Transactions	(13,111)	(73,846)	4,506	21,623

Total Increase (Decrease) in Net Assets	(3,892)	67,896	8,297	125,985

Net Assets as of December 31, 2023:	$69,647	$944,480	$47,043	$930,835

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Tactical Allocation Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2021:	$950,929	$26,141	$-	$309,758

Investment Income:
Reinvested Dividends	63,709	137	-	4,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,433	65	-	1,768

Net Investment Income (Loss)	58,276	72	-	2,338

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	135,215	189	-	14,107
Realized Gain (Loss) on Investments	(101,251)	(2,773)	-	(1,194)

Net Realized Capital Gains (Losses) on Investments	33,964	(2,584)	-	12,913
Net Change in Unrealized Appreciation (Depreciation)	(247,629)	(809)	-	(58,898)

Net Gain (Loss) on Investment	(213,665)	(3,393)	-	(45,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	(155,389)	(3,321)	-	(43,647)

Increase (Decrease) in Net Assets from Contract Transactions	(49,177)	(17,324)	-	(29,092)

Total Increase (Decrease) in Net Assets	(204,566)	(20,645)	-	(72,739)

Net Assets as of December 31, 2022:	$746,363	$5,496	$-	$237,019

Investment Income:
Reinvested Dividends	52,723	103	-	4,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,743	18	-	1,227

Net Investment Income (Loss)	47,980	85	-	3,196

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,000	401	-	6,788
Realized Gain (Loss) on Investments	(57,435)	(78)	-	(15,903)

Net Realized Capital Gains (Losses) on Investments	12,565	323	-	(9,115)
Net Change in Unrealized Appreciation (Depreciation)	49,837	323	-	48,437

Net Gain (Loss) on Investment	62,402	646	-	39,322

Net Increase (Decrease) in Net Assets Resulting from Operations	110,382	731	-	42,518

Increase (Decrease) in Net Assets from Contract Transactions	15,479	32	-	11,793

Total Increase (Decrease) in Net Assets	125,861	763	-	54,311

Net Assets as of December 31, 2023:	$872,224	$6,259	$-	$291,330

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Initial Class Subaccount	TA Janus Balanced Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,996,669	$339,266	$14,535,478	$703,712

Investment Income:
Reinvested Dividends	49,815	2,773	-	32,336
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,758	1,791	85,248	2,541

Net Investment Income (Loss)	39,057	982	(85,248)	29,795

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,232	28,887	1,869,705	53,234
Realized Gain (Loss) on Investments	(18,239)	(3,872)	46,890	(15,039)

Net Realized Capital Gains (Losses) on Investments	68,993	25,015	1,916,595	38,195
Net Change in Unrealized Appreciation (Depreciation)	(518,429)	(84,457)	(4,326,472)	(175,150)

Net Gain (Loss) on Investment	(449,436)	(59,442)	(2,409,877)	(136,955)

Net Increase (Decrease) in Net Assets Resulting from Operations	(410,379)	(58,460)	(2,495,125)	(107,160)

Increase (Decrease) in Net Assets from Contract Transactions	44,817	(45,731)	(335,660)	(69,308)

Total Increase (Decrease) in Net Assets	(365,562)	(104,191)	(2,830,785)	(176,468)

Net Assets as of December 31, 2022:	$1,631,107	$235,075	$11,704,693	$527,244

Investment Income:
Reinvested Dividends	29,447	3,586	-	12,885
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,523	1,593	86,502	2,503

Net Investment Income (Loss)	19,924	1,993	(86,502)	10,382

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,402	2,219,843	-
Realized Gain (Loss) on Investments	13,975	(4,807)	(81,384)	(10,867)

Net Realized Capital Gains (Losses) on Investments	13,975	2,595	2,138,459	(10,867)
Net Change in Unrealized Appreciation (Depreciation)	147,808	30,540	(158,584)	47,776

Net Gain (Loss) on Investment	161,783	33,135	1,979,875	36,909

Net Increase (Decrease) in Net Assets Resulting from Operations	181,707	35,128	1,893,373	47,291

Increase (Decrease) in Net Assets from Contract Transactions	(258,868)	15,236	(24,854)	142,007

Total Increase (Decrease) in Net Assets	(77,161)	50,364	1,868,519	189,298

Net Assets as of December 31, 2023:	$1,553,946	$285,439	$13,573,212	$716,542

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2021:	$32,496,140	$6,592,498	$28,301,401	$604,376

Investment Income:
Reinvested Dividends	1,619,978	305,093	1,270,840	3,146
Investment Expense:
Mortality and Expense Risk and Administrative Charges	138,269	26,697	109,557	2,923

Net Investment Income (Loss)	1,481,709	278,396	1,161,283	223

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,424,140	563,916	3,246,686	55,476
Realized Gain (Loss) on Investments	(81,376)	(146,609)	(151,561)	8,693

Net Realized Capital Gains (Losses) on Investments	5,342,764	417,307	3,095,125	64,169
Net Change in Unrealized Appreciation (Depreciation)	(14,264,036)	(1,777,744)	(9,211,127)	(182,204)

Net Gain (Loss) on Investment	(8,921,272)	(1,360,437)	(6,116,002)	(118,035)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,439,563)	(1,082,041)	(4,954,719)	(117,812)

Increase (Decrease) in Net Assets from Contract Transactions	(98,855)	(371,316)	(983,376)	(46,793)

Total Increase (Decrease) in Net Assets	(7,538,418)	(1,453,357)	(5,938,095)	(164,605)

Net Assets as of December 31, 2022:	$24,957,722	$5,139,141	$22,363,306	$439,771

Investment Income:
Reinvested Dividends	461,044	106,290	456,521	4,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121,544	22,624	96,352	2,914

Net Investment Income (Loss)	339,500	83,666	360,169	1,985

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	375,767	38,384	1,010,300	28,185
Realized Gain (Loss) on Investments	(1,028,051)	(123,617)	(655,378)	(916)

Net Realized Capital Gains (Losses) on Investments	(652,284)	(85,233)	354,922	27,269
Net Change in Unrealized Appreciation (Depreciation)	5,135,354	428,247	1,858,582	99,891

Net Gain (Loss) on Investment	4,483,070	343,014	2,213,504	127,160

Net Increase (Decrease) in Net Assets Resulting from Operations	4,822,570	426,680	2,573,673	129,145

Increase (Decrease) in Net Assets from Contract Transactions	(974,405)	(261,739)	(721,071)	16,405

Total Increase (Decrease) in Net Assets	3,848,165	164,941	1,852,602	145,550

Net Assets as of December 31, 2023:	$28,805,887	$5,304,082	$24,215,908	$585,321

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,536,111	$462,848	$1,332,209	$8,051,745

Investment Income:
Reinvested Dividends	67,601	3,514	22,175	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,040	3,096	7,799	31,217

Net Investment Income (Loss)	59,561	418	14,376	(31,217)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,829	78,683	125,725	2,673,292
Realized Gain (Loss) on Investments	(29,964)	(2,273)	(46,034)	(973,170)

Net Realized Capital Gains (Losses) on Investments	80,865	76,410	79,691	1,700,122
Net Change in Unrealized Appreciation (Depreciation)	(412,750)	(117,589)	(302,091)	(6,427,240)

Net Gain (Loss) on Investment	(331,885)	(41,179)	(222,400)	(4,727,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	(272,324)	(40,761)	(208,024)	(4,758,335)

Increase (Decrease) in Net Assets from Contract Transactions	(15,813)	(10,798)	(6,126)	(237,324)

Total Increase (Decrease) in Net Assets	(288,137)	(51,559)	(214,150)	(4,995,659)

Net Assets as of December 31, 2022:	$1,247,974	$411,289	$1,118,059	$3,056,086

Investment Income:
Reinvested Dividends	19,085	5,962	22,392	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,337	2,897	7,122	26,376

Net Investment Income (Loss)	13,748	3,065	15,270	(26,376)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	36,578	-	-
Realized Gain (Loss) on Investments	(54,617)	(33,021)	(58,432)	(1,167,928)

Net Realized Capital Gains (Losses) on Investments	(54,617)	3,557	(58,432)	(1,167,928)
Net Change in Unrealized Appreciation (Depreciation)	143,238	28,466	123,005	2,603,926

Net Gain (Loss) on Investment	88,621	32,023	64,573	1,435,998

Net Increase (Decrease) in Net Assets Resulting from Operations	102,369	35,088	79,843	1,409,622

Increase (Decrease) in Net Assets from Contract Transactions	(119,240)	(76,113)	(169,097)	51,663

Total Increase (Decrease) in Net Assets	(16,871)	(41,025)	(89,254)	1,461,285

Net Assets as of December 31, 2023:	$1,231,103	$370,264	$1,028,805	$4,517,371

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Morgan Stanley Global Allocation Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Tactical - Balanced Initial Class Subaccount	TA PIMCO Tactical - Conservative Initial Class Subaccount

Net Assets as of December 31, 2021:	$183,879	$1,671,428	$295,139	$230,688

Investment Income:
Reinvested Dividends	1,254	17,100	1,987	2,706
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,624	9,059	1,212	1,701

Net Investment Income (Loss)	(370)	8,041	775	1,005

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,406	169,623	20,941	11,385
Realized Gain (Loss) on Investments	(4,121)	2,793	(15,822)	(7,531)

Net Realized Capital Gains (Losses) on Investments	43,285	172,416	5,119	3,854
Net Change in Unrealized Appreciation (Depreciation)	(76,463)	(464,847)	(62,793)	(45,698)

Net Gain (Loss) on Investment	(33,178)	(292,431)	(57,674)	(41,844)

Net Increase (Decrease) in Net Assets Resulting from Operations	(33,548)	(284,390)	(56,899)	(40,839)

Increase (Decrease) in Net Assets from Contract Transactions	6,402	(113,129)	(25,924)	(348)

Total Increase (Decrease) in Net Assets	(27,146)	(397,519)	(82,823)	(41,187)

Net Assets as of December 31, 2022:	$156,733	$1,273,909	$212,316	$189,501

Investment Income:
Reinvested Dividends	-	21,752	3,087	2,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,443	8,779	1,189	1,517

Net Investment Income (Loss)	(1,443)	12,973	1,898	912

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,338	45,972	-	-
Realized Gain (Loss) on Investments	(26,145)	524	(12,370)	(18,297)

Net Realized Capital Gains (Losses) on Investments	(12,807)	46,496	(12,370)	(18,297)
Net Change in Unrealized Appreciation (Depreciation)	33,780	166,327	33,238	27,925

Net Gain (Loss) on Investment	20,973	212,823	20,868	9,628

Net Increase (Decrease) in Net Assets Resulting from Operations	19,530	225,796	22,766	10,540

Increase (Decrease) in Net Assets from Contract Transactions	(3,877)	(30,677)	9,417	(31,532)

Total Increase (Decrease) in Net Assets	15,653	195,119	32,183	(20,992)

Net Assets as of December 31, 2023:	$172,386	$1,469,028	$244,499	$168,509

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Growth Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$447,365	$6,428,119	$2,376,196	$34,026,763

Investment Income:
Reinvested Dividends	-	36,031	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,710	38,207	13,066	184,199

Net Investment Income (Loss)	(2,710)	(2,176)	(13,066)	(184,199)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,949	926,442	731,962	4,429,430
Realized Gain (Loss) on Investments	(6,116)	137,217	(424,793)	329,622

Net Realized Capital Gains (Losses) on Investments	41,833	1,063,659	307,169	4,759,052
Net Change in Unrealized Appreciation (Depreciation)	(120,125)	(1,633,337)	(855,637)	(15,331,727)

Net Gain (Loss) on Investment	(78,292)	(569,678)	(548,468)	(10,572,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,002)	(571,854)	(561,534)	(10,756,874)

Increase (Decrease) in Net Assets from Contract Transactions	(14,175)	(15,263)	26,256	(619,568)

Total Increase (Decrease) in Net Assets	(95,177)	(587,117)	(535,278)	(11,376,442)

Net Assets as of December 31, 2022:	$352,188	$5,841,002	$1,840,918	$22,650,321

Investment Income:
Reinvested Dividends	3,847	63,162	-	11,224
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,420	34,179	13,125	188,831

Net Investment Income (Loss)	1,427	28,983	(13,125)	(177,607)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	580,959	89,059	790,447
Realized Gain (Loss) on Investments	(30,175)	(16,732)	(152,549)	221,833

Net Realized Capital Gains (Losses) on Investments	(30,175)	564,227	(63,490)	1,012,280
Net Change in Unrealized Appreciation (Depreciation)	71,041	61,564	445,845	8,462,546

Net Gain (Loss) on Investment	40,866	625,791	382,355	9,474,826

Net Increase (Decrease) in Net Assets Resulting from Operations	42,293	654,774	369,230	9,297,219

Increase (Decrease) in Net Assets from Contract Transactions	(65,197)	(163,122)	51,673	(284,468)

Total Increase (Decrease) in Net Assets	(22,904)	491,652	420,903	9,012,751

Net Assets as of December 31, 2023:	$329,284	$6,332,654	$2,261,821	$31,663,072

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

1. Organization

The TFLIC Series Life Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TFLIC Financial Freedom Builder, TFLIC Freedom Elite Builder, TFLIC Freedom Elite Builder II, and TFLIC Freedom Wealth Protector.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund	AB Variable Products Series Fund
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraNASDAQ-100	ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

23

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Tactical Allocation Initial Class	Transamerica BlackRock Tactical Allocation VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Initial Class	Transamerica Janus Balanced VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Initial Class	Transamerica Morgan Stanley Global Allocation VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
ProFund VP Communication Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Energy	ProFund VP Oil & Gas
ProFund VP Materials	ProFund VP Basic Materials
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class

24

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

25

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$243,694	$238,478

American Funds - Growth Class 2 Shares	350	1

American Funds - Growth-Income Class 2 Shares	657	713

American Funds - International Class 2 Shares	721	523

Fidelity® VIP Contrafund® Service Class 2	108,663	80,644

Fidelity® VIP Equity-Income Service Class 2	107,212	95,681

Fidelity® VIP Growth Opportunities Service Class 2	78,674	32,736

Fidelity® VIP Index 500 Service Class 2	1,910,721	1,623,200

Franklin Allocation Class 4 Shares	11,627	6,060

ProFund Access VP High Yield	16,772	12,981

ProFund VP Asia 30	228,657	238,637

ProFund VP Bull	28,820	10,068

ProFund VP Communication Services	7,292	1,250

ProFund VP Consumer Discretionary	59,262	53,798

ProFund VP Emerging Markets	204,711	353,200

ProFund VP Energy	1,778,980	2,014,260

ProFund VP Europe 30	270,891	276,427

ProFund VP Falling U.S. Dollar	199,213	190,445

ProFund VP Financials	338,465	352,406

ProFund VP Government Money Market	189,441	167,990

ProFund VP International	106,303	260,268

ProFund VP Japan	220,687	376,270

ProFund VP Materials	210,205	132,226

ProFund VP Mid-Cap	152,742	126,333

ProFund VP NASDAQ-100	2,119,626	1,741,657

ProFund VP Pharmaceuticals	57,889	55,092

ProFund VP Precious Metals	1,822,885	1,807,199

ProFund VP Short Emerging Markets	502,648	538,130

ProFund VP Short International	1,770	1,194

ProFund VP Short NASDAQ-100	4,282,433	4,203,800

ProFund VP Short Small-Cap	2,987,578	2,642,325

ProFund VP Small-Cap	106,464	12,146

ProFund VP Small-Cap Value	117,403	46,477

ProFund VP U.S. Government Plus	86,559	4,408

ProFund VP UltraNASDAQ-100	5,144,085	5,446,808

ProFund VP UltraSmall-Cap	3,037,241	3,109,101

ProFund VP Utilities	23,328	106,182

26

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon Bond Initial Class	$529,463	$683,497

TA Aegon Core Bond Initial Class	49,997	69,037

TA Aegon High Yield Bond Initial Class	87,102	76,653

TA Aegon Sustainable Equity Income Initial Class	268,891	374,983

TA Aegon U.S. Government Securities Initial Class	92,139	2,850

TA BlackRock Government Money Market Initial Class	345,638	89,171

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	5,725	4,774

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	5,183	17,449

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	166,774	231,474

TA BlackRock iShares Edge 40 Initial Class	9,619	3,567

TA BlackRock Real Estate Securities Initial Class	111,001	44,044

TA BlackRock Tactical Allocation Initial Class	260,283	126,824

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	1,658	1,135

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	150,330	128,552

TA International Focus Initial Class	167,778	406,720

TA Janus Balanced Initial Class	54,944	30,300

TA Janus Mid-Cap Growth Initial Class	3,245,434	1,136,948

TA JPMorgan Asset Allocation - Conservative Initial Class	184,778	32,390

TA JPMorgan Asset Allocation - Growth Initial Class	3,735,850	3,995,024

TA JPMorgan Asset Allocation - Moderate Initial Class	538,706	678,399

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,455,015	2,801,200

TA JPMorgan Enhanced Index Initial Class	211,972	165,398

TA JPMorgan International Moderate Growth Initial Class	280,208	385,699

TA JPMorgan Mid Cap Value Initial Class	42,539	79,009

TA JPMorgan Tactical Allocation Initial Class	211,090	364,917

TA Morgan Stanley Capital Growth Initial Class	516,381	491,102

TA Morgan Stanley Global Allocation Initial Class	54,008	45,989

TA Multi-Managed Balanced Initial Class	124,606	96,338

TA PIMCO Tactical - Balanced Initial Class	47,794	36,479

TA PIMCO Tactical - Conservative Initial Class	55,981	86,602

TA PIMCO Tactical - Growth Initial Class	46,421	110,190

TA Small/Mid Cap Value Initial Class	1,500,394	1,053,536

TA T. Rowe Price Small Cap Initial Class	860,802	733,195

TA WMC US Growth Initial Class	2,023,652	1,695,264

27

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	10,877	(10,908)	(31)	2,221	(2,434)	(213)

American Funds - Growth Class 2 Shares	7	-	7	7	-	7

American Funds - Growth-Income Class 2 Shares	21	(28)	(7)	23	(5)	18

American Funds - International Class 2 Shares	52	(40)	12	55	(6)	49

Fidelity® VIP Contrafund® Service Class 2	1,628	(1,593)	35	1,608	(2,048)	(440)

Fidelity® VIP Equity-Income Service Class 2	2,480	(2,792)	(312)	1,519	(999)	520

Fidelity® VIP Growth Opportunities Service Class 2	2,053	(698)	1,355	850	(628)	222

Fidelity® VIP Index 500 Service Class 2	39,328	(35,141)	4,187	15,619	(8,126)	7,493

Franklin Allocation Class 4 Shares	371	(219)	152	742	(592)	150

ProFund Access VP High Yield	765	(641)	124	1,335	(2,084)	(749)

ProFund VP Asia 30	22,331	(25,223)	(2,892)	24,008	(16,737)	7,271

ProFund VP Bull	230	(294)	(64)	4,023	(3,918)	105

ProFund VP Communication Services	442	(52)	390	3,996	(418)	3,578

ProFund VP Consumer Discretionary	1,213	(1,326)	(113)	584	(1,020)	(436)

ProFund VP Emerging Markets	26,234	(45,791)	(19,557)	36,882	(16,030)	20,852

ProFund VP Energy	159,022	(180,559)	(21,537)	68,050	(63,130)	4,920

ProFund VP Europe 30	23,342	(23,517)	(175)	10,389	(10,130)	259

ProFund VP Falling U.S. Dollar	38,358	(37,057)	1,301	350	(2,886)	(2,536)

ProFund VP Financials	19,984	(21,292)	(1,308)	3,142	(3,435)	(293)

ProFund VP Government Money Market	17,754	(16,560)	1,194	70,259	(65,739)	4,520

ProFund VP International	10,258	(26,535)	(16,277)	17,662	(59)	17,603

ProFund VP Japan	12,721	(23,110)	(10,389)	19,423	(7,979)	11,444

ProFund VP Materials	12,134	(8,154)	3,980	13,070	(17,302)	(4,232)

ProFund VP Mid-Cap	5,697	(5,112)	585	8,345	(10,549)	(2,204)

ProFund VP NASDAQ-100	29,281	(24,215)	5,066	8,916	(9,051)	(135)

ProFund VP Pharmaceuticals	2,115	(2,193)	(78)	936	(2,942)	(2,006)

ProFund VP Precious Metals	401,368	(400,815)	553	98,023	(96,217)	1,806

ProFund VP Short Emerging Markets	246,887	(264,495)	(17,608)	177,972	(189,094)	(11,122)

28

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP Short International	1,129	(763)	366	949	(17)	932

ProFund VP Short NASDAQ-100	10,773,343	(10,590,987)	182,356	2,388,685	(2,613,241)	(224,556)

ProFund VP Short Small-Cap	3,611,382	(3,196,507)	414,875	850,002	(850,383)	(381)

ProFund VP Small-Cap	4,358	(521)	3,837	14,440	(14,327)	113

ProFund VP Small-Cap Value	4,141	(1,722)	2,419	13,633	(18,326)	(4,693)

ProFund VP U.S. Government Plus	6,854	(367)	6,487	4,796	(4,934)	(138)

ProFund VP UltraNASDAQ-100	38,731	(41,650)	(2,919)	24,872	(21,065)	3,807

ProFund VP UltraSmall-Cap	151,880	(151,955)	(75)	32,656	(32,778)	(122)

ProFund VP Utilities	979	(4,829)	(3,850)	22,452	(21,879)	573

TA Aegon Bond Initial Class	33,348	(43,384)	(10,036)	50,212	(54,151)	(3,939)

TA Aegon Core Bond Initial Class	2,173	(4,240)	(2,067)	2,265	(7,522)	(5,257)

TA Aegon High Yield Bond Initial Class	1,980	(2,924)	(944)	3,337	(5,104)	(1,767)

TA Aegon Sustainable Equity Income Initial Class	8,695	(13,101)	(4,406)	11,787	(12,590)	(803)

TA Aegon U.S. Government Securities Initial Class	6,976	(185)	6,791	296	(570)	(274)

TA BlackRock Government Money Market Initial Class	28,705	(7,767)	20,938	15,429	(22,993)	(7,564)

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	364	(325)	39	426	(170)	256

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	282	(1,174)	(892)	323	(100)	223

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	11,583	(17,976)	(6,393)	21,431	(42,016)	(20,585)

TA BlackRock iShares Edge 40 Initial Class	413	(174)	239	810	(879)	(69)

TA BlackRock Real Estate Securities Initial Class	2,882	(1,843)	1,039	4,686	(5,570)	(884)

TA BlackRock Tactical Allocation Initial Class	8,052	(7,424)	628	13,161	(16,316)	(3,155)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	68	(66)	2	376	(1,429)	(1,053)

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	7,350	(7,023)	327	1,792	(3,314)	(1,522)

TA International Focus Initial Class	8,657	(23,855)	(15,198)	21,240	(15,986)	5,254

TA Janus Balanced Initial Class	1,896	(1,273)	623	5,257	(7,457)	(2,200)

TA Janus Mid-Cap Growth Initial Class	22,384	(23,584)	(1,200)	13,825	(22,784)	(8,959)

TA JPMorgan Asset Allocation - Conservative Initial Class	9,148	(1,567)	7,581	2,866	(6,184)	(3,318)

29

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Growth Initial Class	92,592	(122,940)	(30,348)	123,643	(125,310)	(1,667)

TA JPMorgan Asset Allocation - Moderate Initial Class	17,213	(28,440)	(11,227)	29,013	(44,287)	(15,274)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	75,749	(101,242)	(25,493)	104,238	(138,280)	(34,042)

TA JPMorgan Enhanced Index Initial Class	3,714	(3,237)	477	2,984	(4,173)	(1,189)

TA JPMorgan International Moderate Growth Initial Class	17,508	(25,883)	(8,375)	40,636	(43,172)	(2,536)

TA JPMorgan Mid Cap Value Initial Class	-	(1,782)	(1,782)	-	(248)	(248)

TA JPMorgan Tactical Allocation Initial Class	12,270	(23,125)	(10,855)	17,217	(17,801)	(584)

TA Morgan Stanley Capital Growth Initial Class	10,542	(8,738)	1,804	9,126	(12,592)	(3,466)

TA Morgan Stanley Global Allocation Initial Class	2,557	(3,000)	(443)	1,395	(964)	431

TA Multi-Managed Balanced Initial Class	1,604	(2,451)	(847)	2,354	(5,709)	(3,355)

TA PIMCO Tactical - Balanced Initial Class	3,022	(2,297)	725	3,645	(5,350)	(1,705)

TA PIMCO Tactical - Conservative Initial Class	3,840	(6,075)	(2,235)	2,644	(2,625)	19

TA PIMCO Tactical - Growth Initial Class	2,700	(6,784)	(4,084)	2,002	(2,918)	(916)

TA Small/Mid Cap Value Initial Class	14,844	(18,418)	(3,574)	22,352	(23,072)	(720)

TA T. Rowe Price Small Cap Initial Class	14,208	(13,546)	662	13,831	(13,737)	94

TA WMC US Growth Initial Class	24,642	(29,469)	(4,827)	14,594	(27,139)	(12,545)

30

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$239,735	$(238,220)	$1,515	$58,275	$(61,069)	$(2,794)

American Funds - Growth Class 2 Shares	217	1	218	219	1	220

American Funds - Growth-Income Class 2 Shares	527	(713)	(186)	510	(113)	397

American Funds - International Class 2 Shares	688	(524)	164	691	(82)	609

Fidelity® VIP Contrafund® Service Class 2	69,674	(75,691)	(6,017)	74,780	(95,464)	(20,684)

Fidelity® VIP Equity-Income Service Class 2	80,479	(92,558)	(12,079)	49,687	(32,433)	17,254

Fidelity® VIP Growth Opportunities Service Class 2	80,176	(29,769)	50,407	36,784	(27,385)	9,399

Fidelity® VIP Index 500 Service Class 2	1,833,237	(1,604,183)	229,054	687,305	(355,147)	332,158

Franklin Allocation Class 4 Shares	9,952	(5,883)	4,069	19,589	(15,546)	4,043

ProFund Access VP High Yield	14,473	(12,788)	1,685	25,985	(39,700)	(13,715)

ProFund VP Asia 30	211,219	(236,807)	(25,588)	231,753	(179,565)	52,188

ProFund VP Bull	7,524	(9,128)	(1,604)	133,013	(136,185)	(3,172)

ProFund VP Communication Services	6,570	(813)	5,757	63,302	(6,601)	56,701

ProFund VP Consumer Discretionary	49,521	(52,697)	(3,176)	23,934	(39,989)	(16,055)

ProFund VP Emerging Markets	203,516	(352,915)	(149,399)	272,966	(121,036)	151,930

ProFund VP Energy	1,765,483	(2,011,285)	(245,802)	662,327	(631,549)	30,778

ProFund VP Europe 30	270,440	(276,084)	(5,644)	121,022	(115,674)	5,348

ProFund VP Falling U.S. Dollar	199,300	(190,230)	9,070	1,775	(14,401)	(12,626)

ProFund VP Financials	327,887	(351,504)	(23,617)	61,771	(69,133)	(7,362)

ProFund VP Government Money Market	179,112	(166,685)	12,427	672,639	(627,236)	45,403

ProFund VP International	106,392	(259,900)	(153,508)	161,995	(547)	161,448

ProFund VP Japan	220,687	(376,024)	(155,337)	280,484	(114,042)	166,442

ProFund VP Materials	209,589	(131,494)	78,095	228,871	(285,511)	(56,640)

ProFund VP Mid-Cap	152,853	(125,935)	26,918	210,347	(258,745)	(48,398)

ProFund VP NASDAQ-100	2,109,046	(1,727,953)	381,093	571,770	(608,186)	(36,416)

ProFund VP Pharmaceuticals	53,315	(53,425)	(110)	24,523	(77,193)	(52,670)

ProFund VP Precious Metals	1,823,000	(1,806,235)	16,765	472,270	(404,876)	67,394

ProFund VP Short Emerging Markets	501,766	(537,418)	(35,652)	414,450	(417,310)	(2,860)

31

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP Short International	$1,717	$(1,161)	$556	$1,619	$(28)	$1,591

ProFund VP Short NASDAQ-100	4,282,200	(4,202,975)	79,225	1,145,634	(1,219,350)	(73,716)

ProFund VP Short Small-Cap	2,980,181	(2,641,802)	338,379	709,017	(700,792)	8,225

ProFund VP Small-Cap	106,544	(11,595)	94,949	336,318	(327,529)	8,789

ProFund VP Small-Cap Value	113,127	(45,974)	67,153	352,436	(451,460)	(99,024)

ProFund VP U.S. Government Plus	84,725	(4,221)	80,504	88,809	(91,791)	(2,982)

ProFund VP UltraNASDAQ-100	5,147,055	(5,440,672)	(293,617)	2,964,912	(2,405,411)	559,501

ProFund VP UltraSmall-Cap	3,037,621	(3,107,855)	(70,234)	815,679	(877,701)	(62,022)

ProFund VP Utilities	21,541	(105,199)	(83,658)	536,724	(511,190)	25,534

TA Aegon Bond Initial Class	526,925	(680,832)	(153,907)	825,698	(902,476)	(76,778)

TA Aegon Core Bond Initial Class	34,545	(65,819)	(31,274)	37,117	(127,184)	(90,067)

TA Aegon High Yield Bond Initial Class	48,998	(72,456)	(23,458)	82,807	(129,264)	(46,457)

TA Aegon Sustainable Equity Income Initial Class	241,796	(368,794)	(126,998)	335,885	(361,393)	(25,508)

TA Aegon U.S. Government Securities Initial Class	91,580	(2,523)	89,057	4,054	(7,523)	(3,469)

TA BlackRock Government Money Market Initial Class	306,521	(85,675)	220,846	168,480	(247,984)	(79,504)

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	4,854	(4,297)	557	5,690	(2,280)	3,410

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	3,805	(16,916)	(13,111)	4,263	(1,356)	2,907

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	153,726	(227,572)	(73,846)	274,252	(535,102)	(260,850)

TA BlackRock iShares Edge 40 Initial Class	7,947	(3,441)	4,506	16,103	(17,327)	(1,224)

TA BlackRock Real Estate Securities Initial Class	63,159	(41,536)	21,623	113,520	(166,390)	(52,870)

TA BlackRock Tactical Allocation Initial Class	139,469	(123,990)	15,479	221,644	(270,821)	(49,177)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	1,155	(1,123)	32	6,261	(23,585)	(17,324)

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	139,313	(127,520)	11,793	33,107	(62,199)	(29,092)

32

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA International Focus Initial Class	$142,618	$(401,486)	$(258,868)	$316,696	$(271,879)	$44,817

TA Janus Balanced Initial Class	44,165	(28,929)	15,236	118,236	(163,967)	(45,731)

TA Janus Mid-Cap Growth Initial Class	1,056,304	(1,081,158)	(24,854)	608,631	(944,291)	(335,660)

TA JPMorgan Asset Allocation - Conservative Initial Class	172,588	(30,581)	142,007	59,565	(128,873)	(69,308)

TA JPMorgan Asset Allocation - Growth Initial Class	2,961,194	(3,935,599)	(974,405)	3,941,529	(4,040,384)	(98,855)

TA JPMorgan Asset Allocation - Moderate Initial Class	403,172	(664,911)	(261,739)	687,620	(1,058,936)	(371,316)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,038,927	(2,759,998)	(721,071)	2,830,465	(3,813,841)	(983,376)

TA JPMorgan Enhanced Index Initial Class	179,709	(163,304)	16,405	143,245	(190,038)	(46,793)

TA JPMorgan International Moderate Growth Initial Class	263,314	(382,554)	(119,240)	602,663	(618,476)	(15,813)

TA JPMorgan Mid Cap Value Initial Class	-	(76,113)	(76,113)	-	(10,798)	(10,798)

TA JPMorgan Tactical Allocation Initial Class	191,851	(360,948)	(169,097)	279,489	(285,615)	(6,126)

TA Morgan Stanley Capital Growth Initial Class	525,530	(473,867)	51,663	515,712	(753,036)	(237,324)

TA Morgan Stanley Global Allocation Initial Class	40,900	(44,777)	(3,877)	22,264	(15,862)	6,402

TA Multi-Managed Balanced Initial Class	59,692	(90,369)	(30,677)	87,401	(200,530)	(113,129)

TA PIMCO Tactical - Balanced Initial Class	44,893	(35,476)	9,417	56,943	(82,867)	(25,924)

TA PIMCO Tactical - Conservative Initial Class	54,035	(85,567)	(31,532)	38,488	(38,836)	(348)

TA PIMCO Tactical - Growth Initial Class	43,037	(108,234)	(65,197)	31,808	(45,983)	(14,175)

TA Small/Mid Cap Value Initial Class	869,583	(1,032,705)	(163,122)	1,259,016	(1,274,279)	(15,263)

TA T. Rowe Price Small Cap Initial Class	777,120	(725,447)	51,673	708,524	(682,268)	26,256

TA WMC US Growth Initial Class	1,295,285	(1,579,753)	(284,468)	718,761	(1,338,329)	(619,568)

33

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2023	2,604	$26.77	to	$23.21	$69,652	0.83%	0.30%	to	1.50%	12.32%	to	11.00%
12/31/2022	2,635	23.83	to	20.91	62,755	3.09	0.30	to	1.50	(19.41)	to	(20.36)
12/31/2021	2,848	29.57	to	26.26	81,292	0.26	0.30	to	1.50	13.03	to	11.69
12/31/2020	2,824	26.16	to	23.51	71,504	2.26	0.30	to	1.50	8.93	to	7.64
12/31/2019	3,302	24.02	to	21.84	76,236	2.32	0.30	to	1.50	17.85	to	16.46
American Funds - Growth Class 2 Shares
12/31/2023	70	38.61	to	38.61	2,689	0.38	0.00	to	0.00	38.48	to	38.48
12/31/2022	63	27.88	to	27.88	1,756	0.34	0.00	to	0.00	(29.94)	to	(29.94)
12/31/2021	56	39.79	to	39.79	2,230	0.23	0.00	to	0.00	21.99	to	21.99
12/31/2020	50	32.62	to	32.62	1,634	0.32	0.00	to	0.00	52.08	to	52.08
12/31/2019	41	21.45	to	21.45	875	0.82	0.00	to	0.00	30.77	to	30.77
American Funds - Growth-Income Class 2 Shares
12/31/2023	72	27.69	to	27.69	1,981	1.34	0.00	to	0.00	26.14	to	26.14
12/31/2022	79	21.96	to	21.96	1,734	1.42	0.00	to	0.00	(16.49)	to	(16.49)
12/31/2021	61	26.29	to	26.29	1,616	0.97	0.00	to	0.00	24.10	to	24.10
12/31/2020	184	21.19	to	21.19	3,893	1.48	0.00	to	0.00	13.55	to	13.55
12/31/2019	168	18.66	to	18.66	3,127	1.75	0.00	to	0.00	26.14	to	26.14
American Funds - International Class 2 Shares
12/31/2023	195	13.96	to	13.96	2,721	1.35	0.00	to	0.00	15.84	to	15.84
12/31/2022	183	12.05	to	12.05	2,202	1.95	0.00	to	0.00	(20.79)	to	(20.79)
12/31/2021	134	15.22	to	15.22	2,040	2.27	0.00	to	0.00	(1.50)	to	(1.50)
12/31/2020	131	15.45	to	15.45	2,031	0.73	0.00	to	0.00	13.97	to	13.97
12/31/2019	129	13.55	to	13.55	1,753	1.45	0.00	to	0.00	22.88	to	22.88
Fidelity® VIP Contrafund® Service Class 2
12/31/2023	22,506	54.27	to	51.98	1,187,475	0.26	0.30	to	0.90	32.72	to	31.93
12/31/2022	22,471	40.89	to	39.40	897,301	0.27	0.30	to	0.90	(26.71)	to	(27.14)
12/31/2021	22,911	55.79	to	54.07	1,253,720	0.03	0.30	to	0.90	27.13	to	26.37
12/31/2020	22,734	43.89	to	42.79	982,869	0.08	0.30	to	0.90	29.84	to	29.07
12/31/2019	23,519	33.80	to	33.15	786,557	0.22	0.30	to	0.90	30.88	to	30.10
Fidelity® VIP Equity-Income Service Class 2
12/31/2023	17,114	36.88	to	35.32	614,115	1.73	0.30	to	0.90	10.05	to	9.40
12/31/2022	17,426	33.51	to	32.29	570,685	1.75	0.30	to	0.90	(5.53)	to	(6.09)
12/31/2021	16,906	35.48	to	34.38	588,563	1.68	0.30	to	0.90	24.23	to	23.49
12/31/2020	16,655	28.56	to	27.84	468,705	1.57	0.30	to	0.90	6.12	to	5.49
12/31/2019	18,310	26.91	to	26.39	487,637	1.90	0.30	to	0.90	26.73	to	25.97
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2023	14,782	51.45	to	49.28	740,274	-	0.30	to	0.90	44.87	to	44.01
12/31/2022	13,427	35.52	to	34.22	466,297	-	0.30	to	0.90	(38.50)	to	(38.87)
12/31/2021	13,205	57.75	to	55.97	748,249	-	0.30	to	0.90	11.34	to	10.67
12/31/2020	14,248	51.87	to	50.57	728,844	-	0.30	to	0.90	67.73	to	66.73
12/31/2019	13,573	30.93	to	30.33	415,722	-	0.30	to	0.90	40.07	to	39.24
Fidelity® VIP Index 500 Service Class 2
12/31/2023	88,100	54.87	to	52.77	4,615,476	1.29	0.00	to	1.50	25.88	to	24.03
12/31/2022	83,913	43.59	to	42.55	3,482,330	1.25	0.00	to	1.50	(18.42)	to	(19.62)
12/31/2021	76,420	53.43	to	52.93	3,911,275	1.05	0.00	to	1.50	28.26	to	26.36
12/31/2020	71,670	41.66	to	41.89	2,879,053	1.45	0.00	to	1.50	17.95	to	16.20
12/31/2019	83,537	35.32	to	36.05	2,858,053	1.78	0.00	to	1.50	31.02	to	29.08

34

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Allocation Class 4 Shares
12/31/2023	2,181	$29.09	to	$25.23	$63,069	1.31%	0.30%	to	1.50%	14.28%	to	12.93%
12/31/2022	2,029	25.46	to	22.34	51,363	1.49	0.30	to	1.50	(16.44)	to	(17.43)
12/31/2021	1,879	30.47	to	27.06	56,797	1.56	0.30	to	1.50	11.20	to	9.89
12/31/2020	1,693	27.40	to	24.62	46,048	1.32	0.30	to	1.50	11.42	to	10.10
12/31/2019	1,505	24.59	to	22.36	36,217	3.20	0.30	to	1.50	19.20	to	17.79
ProFund Access VP High Yield
12/31/2023	2,695	21.44	to	19.51	56,006	5.25	0.30	to	1.50	10.10	to	8.80
12/31/2022	2,571	19.47	to	17.93	49,659	2.98	0.30	to	1.50	(8.24)	to	(9.32)
12/31/2021	3,320	21.22	to	19.78	69,378	2.42	0.30	to	1.50	(0.03)	to	(1.21)
12/31/2020	3,317	21.23	to	20.02	69,038	5.86	0.30	to	1.50	(0.36)	to	(1.54)
12/31/2019	4,235	21.30	to	20.33	88,227	4.77	0.30	to	1.50	12.09	to	10.77
ProFund VP Asia 30
12/31/2023	45,498	9.28	to	16.32	460,348	0.10	0.30	to	1.50	4.00	to	2.78
12/31/2022	48,390	8.92	to	15.88	469,301	0.49	0.30	to	1.50	(24.65)	to	(25.54)
12/31/2021	41,119	11.84	to	21.33	535,532	-	0.30	to	1.50	(18.76)	to	(19.73)
12/31/2020	39,262	14.58	to	26.57	615,260	1.02	0.30	to	1.50	35.14	to	33.55
12/31/2019	52,999	10.79	to	19.90	605,511	0.20	0.30	to	1.50	25.93	to	24.44
ProFund VP Bull
12/31/2023	3,909	35.64	to	41.29	136,544	-	0.30	to	1.50	23.37	to	21.92
12/31/2022	3,973	28.89	to	33.87	112,648	-	0.30	to	1.50	(19.98)	to	(20.92)
12/31/2021	3,868	36.10	to	42.83	136,367	-	0.30	to	1.50	25.96	to	24.47
12/31/2020	3,498	28.66	to	34.41	99,048	0.11	0.30	to	1.50	15.69	to	14.32
12/31/2019	282	24.78	to	30.10	7,611	0.11	0.30	to	1.50	28.50	to	26.98
ProFund VP Communication Services
12/31/2023	5,209	17.75	to	21.04	94,062	0.95	0.30	to	1.50	31.42	to	29.88
12/31/2022	4,819	13.50	to	16.20	66,522	2.06	0.30	to	1.50	(21.45)	to	(22.38)
12/31/2021	1,241	17.19	to	20.87	24,577	0.84	0.30	to	1.50	18.06	to	16.66
12/31/2020	2,742	14.56	to	17.89	44,900	0.95	0.30	to	1.50	2.84	to	1.63
12/31/2019	1,729	14.16	to	17.61	29,640	3.19	0.30	to	1.50	14.43	to	13.07
ProFund VP Consumer Discretionary
12/31/2023	5,132	43.55	to	54.59	234,409	-	0.30	to	1.50	31.66	to	30.11
12/31/2022	5,245	33.08	to	41.96	180,785	-	0.30	to	1.50	(31.74)	to	(32.54)
12/31/2021	5,681	48.45	to	62.20	283,463	-	0.30	to	1.50	9.90	to	8.60
12/31/2020	5,047	44.09	to	57.28	228,599	-	0.30	to	1.50	27.96	to	26.45
12/31/2019	4,955	34.46	to	45.30	176,731	-	0.30	to	1.50	24.27	to	22.80
ProFund VP Emerging Markets
12/31/2023	8,341	8.29	to	15.61	70,430	1.35	0.30	to	1.50	14.97	to	13.61
12/31/2022	27,898	7.21	to	13.74	202,105	0.45	0.30	to	1.50	(16.44)	to	(17.43)
12/31/2021	7,046	8.63	to	16.64	69,120	-	0.30	to	1.50	(18.26)	to	(19.23)
12/31/2020	10,723	10.56	to	20.60	123,604	0.65	0.30	to	1.50	26.34	to	24.85
12/31/2019	36,341	8.35	to	16.50	312,649	0.27	0.30	to	1.50	23.86	to	22.40
ProFund VP Energy
12/31/2023	40,097	11.49	to	15.63	495,155	2.38	0.30	to	1.50	(2.79)	to	(3.93)
12/31/2022	61,634	11.82	to	16.27	751,560	1.09	0.30	to	1.50	58.95	to	57.08
12/31/2021	56,714	7.43	to	10.36	435,697	2.11	0.30	to	1.50	51.48	to	49.69
12/31/2020	106,248	4.91	to	6.92	528,768	2.47	0.30	to	1.50	(34.66)	to	(35.43)
12/31/2019	71,427	7.51	to	10.72	551,237	1.40	0.30	to	1.50	8.19	to	6.91
ProFund VP Europe 30
12/31/2023	1,606	12.70	to	18.48	25,621	0.80	0.30	to	1.50	17.12	to	15.74
12/31/2022	1,781	10.84	to	15.97	23,818	1.66	0.30	to	1.50	(8.04)	to	(9.12)
12/31/2021	1,522	11.79	to	17.57	22,509	0.34	0.30	to	1.50	24.16	to	22.69
12/31/2020	467	9.50	to	14.32	4,793	2.84	0.30	to	1.50	(9.50)	to	(10.57)
12/31/2019	420	10.50	to	16.01	4,861	0.83	0.30	to	1.50	17.44	to	16.05

35

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Falling U.S. Dollar
12/31/2023	1,819	$5.34	to	$5.28	$9,714	-%	0.30%	to	1.50%	2.94%	to	1.72%
12/31/2022	518	5.19	to	5.19	2,688	-	0.30	to	1.50	(9.03)	to	(10.11)
12/31/2021	3,054	5.70	to	5.78	17,205	-	0.30	to	1.50	(8.31)	to	(9.39)
12/31/2020	24,882	6.22	to	6.37	154,560	0.07	0.30	to	1.50	4.49	to	3.26
12/31/2019	6,399	5.95	to	6.17	38,037	0.03	0.30	to	1.50	(2.63)	to	(3.78)
ProFund VP Financials
12/31/2023	12,433	19.45	to	28.68	252,438	0.46	0.30	to	1.50	13.54	to	12.21
12/31/2022	13,741	17.13	to	25.56	245,038	0.09	0.30	to	1.50	(15.39)	to	(16.39)
12/31/2021	14,034	20.24	to	30.58	299,445	0.36	0.30	to	1.50	29.71	to	28.18
12/31/2020	10,381	15.61	to	23.85	172,557	0.64	0.30	to	1.50	(2.06)	to	(3.22)
12/31/2019	10,499	15.93	to	24.65	175,440	0.49	0.30	to	1.50	29.88	to	28.35
ProFund VP Government Money Market
12/31/2023	26,021	10.37	to	8.52	262,299	4.08	0.30	to	1.50	3.84	to	2.61
12/31/2022	24,827	9.98	to	8.30	240,886	0.98	0.30	to	1.50	0.74	to	(0.45)
12/31/2021	20,307	9.91	to	8.34	194,561	0.01	0.30	to	1.50	(0.29)	to	(1.47)
12/31/2020	14,455	9.94	to	8.46	138,566	0.03	0.30	to	1.50	(0.26)	to	(1.44)
12/31/2019	13,375	9.97	to	8.59	130,150	0.86	0.30	to	1.50	0.47	to	(0.72)
ProFund VP International
12/31/2023	2,188	10.49	to	15.83	29,304	-	0.30	to	1.50	15.21	to	13.85
12/31/2022	18,465	9.10	to	13.90	169,237	-	0.30	to	1.50	(16.70)	to	(17.68)
12/31/2021	862	10.93	to	16.89	11,055	-	0.30	to	1.50	8.50	to	7.21
12/31/2020	875	10.07	to	15.75	10,230	0.52	0.30	to	1.50	4.58	to	3.35
12/31/2019	846	9.63	to	15.24	9,433	0.27	0.30	to	1.50	18.91	to	17.51
ProFund VP Japan
12/31/2023	1,055	18.50	to	26.25	22,862	-	0.30	to	1.50	34.11	to	32.53
12/31/2022	11,444	13.80	to	19.80	157,696	-	0.30	to	1.50	(10.19)	to	(11.25)
12/31/2021	-	15.36	to	22.32	-	-	0.30	to	1.50	3.58	to	2.36
12/31/2020	-	14.83	to	21.80	-	-	0.30	to	1.50	15.59	to	14.22
12/31/2019	-	12.83	to	19.09	-	-	0.30	to	1.50	19.64	to	18.22
ProFund VP Materials
12/31/2023	11,331	18.19	to	30.81	206,264	0.49	0.30	to	1.50	12.04	to	10.72
12/31/2022	7,351	16.23	to	27.82	119,026	0.22	0.30	to	1.50	(9.41)	to	(10.48)
12/31/2021	11,583	17.92	to	31.08	202,990	0.23	0.30	to	1.50	25.25	to	23.77
12/31/2020	10,220	14.31	to	25.11	144,019	0.67	0.30	to	1.50	16.14	to	14.76
12/31/2019	9,302	12.32	to	21.88	113,150	0.29	0.30	to	1.50	17.37	to	15.98
ProFund VP Mid-Cap
12/31/2023	5,779	27.77	to	37.52	165,498	-	0.30	to	1.50	13.49	to	12.15
12/31/2022	5,194	24.47	to	33.46	126,966	-	0.30	to	1.50	(15.17)	to	(16.17)
12/31/2021	7,398	28.84	to	39.91	212,634	-	0.30	to	1.50	21.84	to	20.40
12/31/2020	6,014	23.67	to	33.15	141,693	1.01	0.30	to	1.50	10.43	to	9.12
12/31/2019	5,331	21.44	to	30.38	112,576	0.18	0.30	to	1.50	23.16	to	21.70
ProFund VP NASDAQ-100
12/31/2023	44,181	84.85	to	89.04	3,748,643	-	0.30	to	1.50	51.72	to	49.94
12/31/2022	39,115	55.92	to	59.38	2,143,134	-	0.30	to	1.50	(34.11)	to	(34.89)
12/31/2021	39,250	84.87	to	91.20	3,285,239	-	0.30	to	1.50	24.43	to	22.96
12/31/2020	32,122	68.21	to	74.17	2,164,944	-	0.30	to	1.50	45.13	to	43.42
12/31/2019	19,092	47.00	to	51.72	893,911	-	0.30	to	1.50	36.29	to	34.68
ProFund VP Pharmaceuticals
12/31/2023	7,742	25.21	to	26.84	200,395	0.52	0.30	to	1.50	(5.77)	to	(6.89)
12/31/2022	7,820	26.75	to	28.83	214,655	0.08	0.30	to	1.50	(6.41)	to	(7.51)
12/31/2021	9,826	28.58	to	31.17	287,919	0.28	0.30	to	1.50	10.87	to	9.56
12/31/2020	9,909	25.78	to	28.45	264,414	0.11	0.30	to	1.50	12.18	to	10.85
12/31/2019	10,762	22.98	to	25.67	256,275	0.85	0.30	to	1.50	13.70	to	12.36

36

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Precious Metals
12/31/2023	35,511	$4.57	to	$10.01	$169,598	-%	0.30%	to	1.50%	1.18%	to	(0.02	) %
12/31/2022	34,958	4.52	to	10.01	165,804	-	0.30	to	1.50	(11.29)	to	(12.33)
12/31/2021	33,152	5.10	to	11.42	188,220	-	0.30	to	1.50	(9.21)	to	(10.28)
12/31/2020	51,916	5.61	to	12.72	336,906	0.28	0.30	to	1.50	23.73	to	22.27
12/31/2019	36,725	4.54	to	10.41	198,323	0.03	0.30	to	1.50	45.54	to	43.82
ProFund VP Short Emerging Markets
12/31/2023	1,449	2.01	to	1.04	2,901	0.32	0.30	to	1.50	(12.04)	to	(13.08)
12/31/2022	19,057	2.28	to	1.20	43,434	-	0.30	to	1.50	6.37	to	5.12
12/31/2021	30,179	2.15	to	1.14	64,682	-	0.30	to	1.50	9.63	to	8.33
12/31/2020	320	1.96	to	1.06	623	0.12	0.30	to	1.50	(31.96)	to	(32.77)
12/31/2019	1,665	2.88	to	1.57	4,757	0.05	0.30	to	1.50	(21.23)	to	(22.16)
ProFund VP Short International
12/31/2023	1,666	2.31	to	1.37	2,685	1.71	0.30	to	1.50	(10.56)	to	(11.62)
12/31/2022	1,300	2.58	to	1.55	2,462	-	0.30	to	1.50	12.12	to	10.80
12/31/2021	368	2.30	to	1.40	848	-	0.30	to	1.50	(13.66)	to	(14.68)
12/31/2020	331	2.67	to	1.64	883	0.58	0.30	to	1.50	(17.19)	to	(18.17)
12/31/2019	308	3.22	to	2.00	991	0.52	0.30	to	1.50	(17.67)	to	(18.64)
ProFund VP Short NASDAQ-100
12/31/2023	474,077	0.36	to	0.25	167,208	-	0.30	to	1.50	(32.60)	to	(33.40)
12/31/2022	291,721	0.54	to	0.38	156,478	-	0.30	to	1.50	34.66	to	33.08
12/31/2021	516,277	0.40	to	0.28	206,076	-	0.30	to	1.50	(25.35)	to	(26.24)
12/31/2020	4,416	0.54	to	0.38	2,324	0.46	0.30	to	1.50	(42.95)	to	(43.62)
12/31/2019	43,661	0.94	to	0.68	40,945	0.47	0.30	to	1.50	(28.27)	to	(29.12)
ProFund VP Short Small-Cap
12/31/2023	467,177	0.78	to	0.53	358,140	0.24	0.30	to	1.50	(11.14)	to	(12.19)
12/31/2022	52,302	0.87	to	0.60	45,628	-	0.30	to	1.50	17.46	to	16.07
12/31/2021	52,683	0.74	to	0.52	38,228	-	0.30	to	1.50	(19.29)	to	(20.25)
12/31/2020	49,635	0.92	to	0.65	44,827	0.89	0.30	to	1.50	(32.17)	to	(32.97)
12/31/2019	103,859	1.36	to	0.97	138,937	0.10	0.30	to	1.50	(21.02)	to	(21.96)
ProFund VP Small-Cap
12/31/2023	9,687	25.00	to	30.92	241,545	-	0.30	to	1.50	14.57	to	13.21
12/31/2022	5,850	21.82	to	27.31	127,640	-	0.30	to	1.50	(22.08)	to	(23.00)
12/31/2021	5,737	28.00	to	35.47	160,222	-	0.30	to	1.50	12.54	to	11.21
12/31/2020	9,775	24.88	to	31.89	243,356	0.05	0.30	to	1.50	16.71	to	15.33
12/31/2019	11,670	21.32	to	27.66	247,474	-	0.30	to	1.50	23.23	to	21.78
ProFund VP Small-Cap Value
12/31/2023	6,840	27.92	to	34.19	191,956	0.02	0.30	to	1.50	12.60	to	11.27
12/31/2022	4,421	24.80	to	30.73	113,324	-	0.30	to	1.50	(12.67)	to	(13.71)
12/31/2021	9,114	28.40	to	35.61	257,915	0.09	0.30	to	1.50	28.17	to	26.66
12/31/2020	7,529	22.16	to	28.11	167,669	0.02	0.30	to	1.50	0.76	to	(0.43)
12/31/2019	7,955	21.99	to	28.23	175,095	-	0.30	to	1.50	22.20	to	20.75
ProFund VP U.S. Government Plus
12/31/2023	9,847	12.41	to	9.95	120,876	4.26	0.30	to	1.50	(0.26)	to	(1.43)
12/31/2022	3,360	12.44	to	10.10	40,485	-	0.30	to	1.50	(41.87)	to	(42.56)
12/31/2021	3,498	21.40	to	17.58	72,262	-	0.30	to	1.50	(7.36)	to	(8.46)
12/31/2020	6,948	23.10	to	19.21	156,830	0.04	0.30	to	1.50	20.33	to	18.91
12/31/2019	3,336	19.20	to	16.15	62,321	0.84	0.30	to	1.50	17.87	to	16.47
ProFund VP UltraNASDAQ-100
12/31/2023	12,524	175.08	to	155.26	2,159,632	-	0.30	to	1.50	114.82	to	112.29
12/31/2022	15,443	81.50	to	73.13	1,235,118	-	0.30	to	1.50	(61.05)	to	(61.51)
12/31/2021	11,636	209.22	to	190.00	2,369,588	-	0.30	to	1.50	52.05	to	50.26
12/31/2020	9,608	137.60	to	126.45	1,290,464	-	0.30	to	1.50	85.74	to	83.55
12/31/2019	9,571	74.08	to	68.89	687,011	-	0.30	to	1.50	79.13	to	77.01

37

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP UltraSmall-Cap
12/31/2023	16,067	$25.90	to	$52.80	$426,630	-%	0.30%	to	1.50%	22.06%	to	20.62%
12/31/2022	16,142	21.22	to	43.77	354,639	-	0.30	to	1.50	(43.85)	to	(44.52)
12/31/2021	16,264	37.79	to	78.90	624,968	-	0.30	to	1.50	22.94	to	21.48
12/31/2020	13,303	30.74	to	64.95	407,864	0.16	0.30	to	1.50	16.04	to	14.67
12/31/2019	1,129	26.49	to	56.64	30,563	-	0.30	to	1.50	46.89	to	45.15
ProFund VP Utilities
12/31/2023	6,288	21.10	to	25.26	137,498	1.26	0.30	to	1.50	(8.86)	to	(9.94)
12/31/2022	10,138	23.16	to	28.05	240,238	0.92	0.30	to	1.50	(0.55)	to	(1.72)
12/31/2021	9,565	23.28	to	28.54	228,566	1.70	0.30	to	1.50	15.06	to	13.70
12/31/2020	6,806	20.24	to	25.10	142,249	1.62	0.30	to	1.50	(2.69)	to	(3.84)
12/31/2019	14,981	20.80	to	26.10	316,391	1.59	0.30	to	1.50	22.51	to	21.06
TA Aegon Bond Initial Class
12/31/2023	26,191	17.35	to	13.71	401,173	0.80	0.00	to	1.50	6.45	to	4.88
12/31/2022	36,227	16.30	to	13.07	527,216	2.72	0.00	to	1.50	(14.84)	to	(16.10)
12/31/2021	40,166	19.14	to	15.58	698,815	1.32	0.00	to	1.50	(0.87)	to	(2.34)
12/31/2020	32,420	19.31	to	15.95	567,278	5.58	0.00	to	1.50	7.68	to	6.09
12/31/2019	28,732	17.93	to	15.04	474,063	2.30	0.00	to	1.50	8.41	to	6.81
TA Aegon Core Bond Initial Class
12/31/2023	36,926	17.71	to	13.30	594,210	2.79	0.00	to	1.50	6.04	to	4.47
12/31/2022	38,993	16.71	to	12.73	596,967	2.82	0.00	to	1.50	(12.77)	to	(14.05)
12/31/2021	44,250	19.15	to	14.82	785,560	2.87	0.00	to	1.50	(1.03)	to	(2.49)
12/31/2020	39,987	19.35	to	15.20	720,949	3.83	0.00	to	1.50	7.46	to	5.88
12/31/2019	40,645	18.01	to	14.35	683,259	2.64	0.00	to	1.50	8.53	to	6.92
TA Aegon High Yield Bond Initial Class
12/31/2023	34,247	26.28	to	26.15	898,570	4.57	0.30	to	1.50	10.78	to	9.47
12/31/2022	35,191	23.72	to	23.89	836,863	5.82	0.30	to	1.50	(11.39)	to	(12.43)
12/31/2021	36,958	26.77	to	27.28	998,147	5.25	0.30	to	1.50	6.03	to	4.78
12/31/2020	37,746	25.25	to	26.04	966,562	6.23	0.30	to	1.50	4.73	to	3.49
12/31/2019	39,754	24.11	to	25.16	982,480	6.49	0.30	to	1.50	13.87	to	12.53
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	43,952	31.29	to	26.06	1,266,615	2.40	0.00	to	1.50	6.28	to	4.71
12/31/2022	48,358	29.44	to	24.89	1,329,167	2.08	0.00	to	1.50	(11.63)	to	(12.93)
12/31/2021	49,161	33.32	to	28.58	1,547,393	2.05	0.00	to	1.50	22.42	to	20.61
12/31/2020	46,994	27.22	to	23.70	1,223,218	3.04	0.00	to	1.50	(7.35)	to	(8.72)
12/31/2019	49,154	29.38	to	25.96	1,401,773	2.35	0.00	to	1.50	23.91	to	22.08
TA Aegon U.S. Government Securities Initial Class
12/31/2023	9,245	14.47	to	11.28	127,543	1.16	0.30	to	1.50	3.69	to	2.47
12/31/2022	2,454	13.96	to	11.01	31,569	1.05	0.30	to	1.50	(13.29)	to	(14.31)
12/31/2021	2,728	16.10	to	12.85	40,090	1.94	0.30	to	1.50	(2.68)	to	(3.83)
12/31/2020	6,503	16.54	to	13.36	103,628	1.84	0.30	to	1.50	8.65	to	7.37
12/31/2019	3,370	15.23	to	12.45	47,478	1.31	0.30	to	1.50	6.28	to	5.03
TA BlackRock Government Money Market Initial Class
12/31/2023	97,908	12.01	to	8.87	1,084,863	4.77	0.00	to	1.50	4.86	to	3.31
12/31/2022	76,970	11.45	to	8.59	828,294	1.35	0.00	to	1.50	1.40	to	(0.09)
12/31/2021	84,534	11.29	to	8.59	901,588	0.00	0.00	to	1.50	0.00	to	(1.47)
12/31/2020	114,006	11.29	to	8.72	1,248,680	0.21	0.00	to	1.50	0.29	to	(1.19)
12/31/2019	66,922	11.26	to	8.83	718,536	1.97	0.00	to	1.50	1.97	to	0.47
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
12/31/2023	4,032	15.03	to	12.73	54,225	1.76	0.00	to	1.50	10.21	to	8.58
12/31/2022	3,993	13.64	to	11.72	49,178	1.63	0.00	to	1.50	(15.06)	to	(16.32)
12/31/2021	3,737	16.06	to	14.01	54,649	1.43	0.00	to	1.50	5.98	to	4.41
12/31/2020	3,859	15.15	to	13.42	53,956	2.08	0.00	to	1.50	6.99	to	5.41
12/31/2019	3,773	14.16	to	12.73	49,697	2.29	0.00	to	1.50	11.47	to	9.82

38

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
12/31/2023	4,932	$15.41	to	$13.05	$69,647	1.80%	0.00%	to	1.50%	13.55%	to	11.88%
12/31/2022	5,824	13.57	to	11.67	73,539	1.63	0.00	to	1.50	(16.86)	to	(18.09)
12/31/2021	5,601	16.33	to	14.24	85,752	1.15	0.00	to	1.50	8.52	to	6.92
12/31/2020	5,251	15.05	to	13.32	74,383	2.10	0.00	to	1.50	3.59	to	2.06
12/31/2019	5,624	14.52	to	13.05	77,724	1.96	0.00	to	1.50	11.43	to	9.79
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
12/31/2023	67,024	15.20	to	12.88	944,480	1.69	0.00	to	1.50	17.94	to	16.20
12/31/2022	73,417	12.89	to	11.08	876,584	1.44	0.00	to	1.50	(18.16)	to	(19.36)
12/31/2021	94,002	15.75	to	13.74	1,379,378	0.82	0.00	to	1.50	7.94	to	6.34
12/31/2020	93,760	14.59	to	12.92	1,281,606	2.14	0.00	to	1.50	(1.85)	to	(3.30)
12/31/2019	95,356	14.87	to	13.36	1,335,222	1.96	0.00	to	1.50	11.59	to	9.94
TA BlackRock iShares Edge 40 Initial Class
12/31/2023	2,316	20.36	to	19.28	47,043	2.35	0.30	to	1.50	9.12	to	7.84
12/31/2022	2,077	18.66	to	17.88	38,746	1.88	0.30	to	1.50	(14.50)	to	(15.51)
12/31/2021	2,146	21.82	to	21.16	46,724	1.81	0.30	to	1.50	5.77	to	4.52
12/31/2020	1,761	20.63	to	20.24	38,545	2.41	0.30	to	1.50	9.32	to	8.03
12/31/2019	1,807	18.87	to	18.74	36,390	2.16	0.30	to	1.50	14.96	to	13.60
TA BlackRock Real Estate Securities Initial Class
12/31/2023	39,124	24.25	to	22.47	930,835	6.01	0.30	to	1.50	12.99	to	11.66
12/31/2022	38,085	21.46	to	20.12	804,850	3.44	0.30	to	1.50	(28.40)	to	(29.25)
12/31/2021	38,969	29.98	to	28.44	1,195,453	2.50	0.30	to	1.50	25.85	to	24.36
12/31/2020	41,843	23.82	to	22.87	1,028,543	12.25	0.30	to	1.50	(0.61)	to	(1.79)
12/31/2019	43,884	23.97	to	23.29	1,117,357	0.90	0.30	to	1.50	24.82	to	23.34
TA BlackRock Tactical Allocation Initial Class
12/31/2023	47,370	18.88	to	16.63	872,224	6.57	0.30	to	1.50	14.97	to	13.61
12/31/2022	46,742	16.43	to	14.64	746,363	7.94	0.30	to	1.50	(16.31)	to	(17.30)
12/31/2021	49,897	19.63	to	17.70	950,929	5.19	0.30	to	1.50	7.58	to	6.31
12/31/2020	52,021	18.24	to	16.65	922,932	3.54	0.30	to	1.50	13.06	to	11.73
12/31/2019	57,247	16.14	to	14.90	900,617	4.14	0.30	to	1.50	17.08	to	15.69
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2023	340	19.12	to	20.29	6,259	1.74	0.00	to	1.50	13.41	to	11.74
12/31/2022	338	16.85	to	18.16	5,496	1.06	0.00	to	1.50	(14.07)	to	(15.34)
12/31/2021	1,391	19.62	to	21.45	26,141	1.22	0.00	to	1.50	9.65	to	8.03
12/31/2020	1,747	17.89	to	19.86	30,645	1.65	0.00	to	1.50	4.48	to	2.94
12/31/2019	2,803	17.12	to	19.29	47,056	1.62	0.00	to	1.50	15.92	to	14.21
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class
12/31/2023	-	13.78	to	13.78	-	-	0.00	to	0.00	10.91	to	10.91
12/31/2022	-	12.42	to	12.42	-	-	0.00	to	0.00	(11.66)	to	(11.66)
12/31/2021	-	14.06	to	14.06	-	-	0.00	to	0.00	3.00	to	3.00
12/31/2020	-	13.65	to	13.65	-	-	0.00	to	0.00	5.23	to	5.23
12/31/2019	-	12.97	to	12.97	-	-	0.00	to	0.00	12.38	to	12.38
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2023	13,800	21.85	to	25.78	291,330	1.70	0.00	to	1.50	18.08	to	16.34
12/31/2022	13,473	18.50	to	22.16	237,019	1.64	0.00	to	1.50	(14.32)	to	(15.58)
12/31/2021	14,995	21.59	to	26.25	309,758	1.17	0.00	to	1.50	14.25	to	12.56
12/31/2020	10,549	18.90	to	23.32	195,830	2.35	0.00	to	1.50	4.52	to	2.98
12/31/2019	10,402	18.08	to	22.65	185,409	1.79	0.00	to	1.50	19.74	to	17.97
TA International Focus Initial Class
12/31/2023	90,455	17.47	to	24.56	1,553,946	1.90	0.30	to	1.50	12.20	to	10.88
12/31/2022	105,653	15.57	to	22.15	1,631,107	3.03	0.30	to	1.50	(20.28)	to	(21.22)
12/31/2021	100,399	19.54	to	28.12	1,996,669	1.22	0.30	to	1.50	10.49	to	9.18
12/31/2020	104,543	17.68	to	25.76	1,895,786	2.25	0.30	to	1.50	20.54	to	19.11
12/31/2019	109,063	14.67	to	21.62	1,687,289	1.63	0.30	to	1.50	27.30	to	25.80

39

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Janus Balanced Initial Class
12/31/2023	11,935	$24.68	to	$21.43	$285,439	1.40%	0.30%	to	1.50%	14.89%	to	13.54%
12/31/2022	11,312	21.48	to	18.88	235,075	0.99	0.30	to	1.50	(16.75)	to	(17.74)
12/31/2021	13,512	25.81	to	22.95	339,266	1.40	0.30	to	1.50	15.36	to	14.00
12/31/2020	12,209	22.37	to	20.13	263,918	1.49	0.30	to	1.50	14.25	to	12.90
12/31/2019	15,483	19.58	to	17.83	295,212	1.81	0.30	to	1.50	21.72	to	20.28
TA Janus Mid-Cap Growth Initial Class
12/31/2023	271,196	51.40	to	52.31	13,573,212	-	0.30	to	1.50	16.69	to	15.32
12/31/2022	272,396	44.05	to	45.36	11,704,693	-	0.30	to	1.50	(16.96)	to	(17.94)
12/31/2021	281,355	53.04	to	55.28	14,535,478	0.28	0.30	to	1.50	16.95	to	15.57
12/31/2020	302,279	45.36	to	47.84	13,376,468	0.23	0.30	to	1.50	18.85	to	17.44
12/31/2019	305,709	38.16	to	40.73	11,386,276	0.07	0.30	to	1.50	36.30	to	34.69
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	34,759	20.89	to	18.78	716,542	2.24	0.30	to	1.50	6.73	to	5.47
12/31/2022	27,178	19.57	to	17.80	527,244	5.52	0.30	to	1.50	(15.61)	to	(16.60)
12/31/2021	30,496	23.19	to	21.35	703,712	2.40	0.30	to	1.50	5.58	to	4.34
12/31/2020	29,911	21.96	to	20.46	657,539	2.56	0.30	to	1.50	11.14	to	9.82
12/31/2019	30,267	19.76	to	18.63	618,237	2.64	0.30	to	1.50	13.56	to	12.22
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	818,038	35.48	to	33.74	28,805,887	1.73	0.30	to	1.50	19.98	to	18.57
12/31/2022	848,386	29.57	to	28.46	24,957,722	6.05	0.30	to	1.50	(22.80)	to	(23.71)
12/31/2021	850,053	38.30	to	37.30	32,496,140	1.68	0.30	to	1.50	19.28	to	17.87
12/31/2020	875,511	32.11	to	31.65	28,215,417	1.69	0.30	to	1.50	24.37	to	22.90
12/31/2019	936,944	25.82	to	25.75	24,455,894	1.74	0.30	to	1.50	25.67	to	24.19
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	217,097	24.72	to	21.99	5,304,082	2.08	0.30	to	1.50	8.78	to	7.50
12/31/2022	228,324	22.73	to	20.46	5,139,141	5.37	0.30	to	1.50	(16.33)	to	(17.31)
12/31/2021	243,598	27.16	to	24.74	6,592,498	1.88	0.30	to	1.50	8.85	to	7.57
12/31/2020	248,621	24.95	to	23.00	6,226,996	2.23	0.30	to	1.50	12.27	to	10.94
12/31/2019	242,921	22.23	to	20.73	5,482,316	2.19	0.30	to	1.50	16.07	to	14.70
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	843,815	28.94	to	26.38	24,215,908	1.99	0.30	to	1.50	11.88	to	10.56
12/31/2022	869,308	25.86	to	23.86	22,363,306	5.33	0.30	to	1.50	(17.60)	to	(18.57)
12/31/2021	903,350	31.39	to	29.30	28,301,401	2.16	0.30	to	1.50	13.61	to	12.26
12/31/2020	937,254	27.63	to	26.10	26,044,754	2.06	0.30	to	1.50	14.72	to	13.37
12/31/2019	974,879	24.08	to	23.02	23,865,195	2.21	0.30	to	1.50	19.65	to	18.24
TA JPMorgan Enhanced Index Initial Class
12/31/2023	10,690	54.70	to	55.58	585,321	0.90	0.30	to	1.50	27.28	to	25.78
12/31/2022	10,213	42.98	to	44.19	439,771	0.63	0.30	to	1.50	(18.59)	to	(19.56)
12/31/2021	11,402	52.79	to	54.93	604,376	0.79	0.30	to	1.50	29.73	to	28.20
12/31/2020	11,659	40.70	to	42.85	477,251	1.44	0.30	to	1.50	19.81	to	18.39
12/31/2019	12,654	33.97	to	36.19	433,224	1.17	0.30	to	1.50	30.64	to	29.10
TA JPMorgan International Moderate Growth Initial Class
12/31/2023	77,348	15.78	to	20.14	1,231,103	1.58	0.30	to	1.50	8.84	to	7.56
12/31/2022	85,723	14.50	to	18.72	1,247,974	5.13	0.30	to	1.50	(17.53)	to	(18.50)
12/31/2021	88,259	17.58	to	22.97	1,536,111	1.53	0.30	to	1.50	8.92	to	7.64
12/31/2020	88,976	16.14	to	21.34	1,423,926	2.74	0.30	to	1.50	14.56	to	13.20
12/31/2019	91,327	14.09	to	18.86	1,282,469	2.32	0.30	to	1.50	17.42	to	16.03
TA JPMorgan Mid Cap Value Initial Class
12/31/2023	8,053	47.52	to	57.87	370,264	1.51	0.30	to	0.90	10.48	to	9.82
12/31/2022	9,835	43.01	to	52.69	411,289	0.83	0.30	to	0.90	(8.51)	to	(9.05)
12/31/2021	10,083	47.01	to	57.94	462,848	0.77	0.30	to	0.90	28.80	to	28.04
12/31/2020	10,366	36.50	to	45.25	371,042	1.27	0.30	to	0.90	1.05	to	0.45
12/31/2019	10,926	36.12	to	45.05	389,666	1.40	0.30	to	0.90	25.83	to	25.08

40

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Tactical Allocation Initial Class
12/31/2023	63,044	$16.81	to	$15.54	$1,028,805	2.15%	0.30%	to	1.50%	8.58%	to	7.30%
12/31/2022	73,899	15.49	to	14.49	1,118,059	1.85	0.30	to	1.50	(15.06)	to	(16.06)
12/31/2021	74,483	18.23	to	17.26	1,332,209	1.79	0.30	to	1.50	4.59	to	3.36
12/31/2020	67,257	17.43	to	16.70	1,155,718	2.40	0.30	to	1.50	12.03	to	10.70
12/31/2019	68,277	15.56	to	15.08	1,059,929	2.24	0.30	to	1.50	11.84	to	10.52
TA Morgan Stanley Capital Growth Initial Class
12/31/2023	80,039	57.58	to	58.03	4,517,371	-	0.30	to	1.50	46.27	to	44.54
12/31/2022	78,235	39.37	to	40.15	3,056,086	-	0.30	to	1.50	(59.96)	to	(60.44)
12/31/2021	81,701	98.33	to	101.48	8,051,745	-	0.30	to	1.50	(0.83)	to	(2.00)
12/31/2020	84,297	99.15	to	103.55	8,439,294	-	0.30	to	1.50	117.22	to	114.66
12/31/2019	89,763	45.65	to	48.24	4,188,449	-	0.30	to	1.50	23.37	to	21.91
TA Morgan Stanley Global Allocation Initial Class
12/31/2023	10,290	17.68	to	15.57	172,386	-	0.30	to	1.50	13.55	to	12.21
12/31/2022	10,733	15.57	to	13.88	156,733	0.77	0.30	to	1.50	(17.76)	to	(18.73)
12/31/2021	10,302	18.94	to	17.07	183,879	1.26	0.30	to	1.50	8.10	to	6.82
12/31/2020	10,397	17.52	to	15.98	171,513	2.06	0.30	to	1.50	18.23	to	16.84
12/31/2019	10,811	14.82	to	13.68	152,526	1.98	0.30	to	1.50	17.85	to	16.46
TA Multi-Managed Balanced Initial Class
12/31/2023	36,611	41.19	to	37.27	1,469,028	1.59	0.30	to	1.50	18.37	to	16.98
12/31/2022	37,458	34.80	to	31.86	1,273,909	1.19	0.30	to	1.50	(16.53)	to	(17.52)
12/31/2021	40,813	41.69	to	38.63	1,671,428	1.14	0.30	to	1.50	16.69	to	15.31
12/31/2020	42,455	35.73	to	33.50	1,495,176	1.61	0.30	to	1.50	15.55	to	14.18
12/31/2019	41,279	30.92	to	29.34	1,266,031	1.63	0.30	to	1.50	21.40	to	19.97
TA PIMCO Tactical - Balanced Initial Class
12/31/2023	15,248	17.05	to	14.23	244,499	1.34	0.00	to	1.50	10.99	to	9.35
12/31/2022	14,523	15.36	to	13.01	212,316	0.84	0.00	to	1.50	(19.42)	to	(20.61)
12/31/2021	16,228	19.07	to	16.39	295,139	-	0.00	to	1.50	6.62	to	5.04
12/31/2020	14,054	17.88	to	15.60	240,028	3.45	0.00	to	1.50	9.18	to	7.57
12/31/2019	14,803	16.38	to	14.51	231,130	0.43	0.00	to	1.50	19.90	to	18.13
TA PIMCO Tactical - Conservative Initial Class
12/31/2023	11,874	15.86	to	13.24	168,509	1.48	0.00	to	1.50	7.57	to	5.98
12/31/2022	14,109	14.75	to	12.49	189,501	1.37	0.00	to	1.50	(17.12)	to	(18.34)
12/31/2021	14,090	17.79	to	15.29	230,688	1.23	0.00	to	1.50	4.43	to	2.89
12/31/2020	15,568	17.04	to	14.86	245,141	1.68	0.00	to	1.50	10.22	to	8.59
12/31/2019	16,913	15.46	to	13.69	241,762	0.37	0.00	to	1.50	17.86	to	16.12
TA PIMCO Tactical - Growth Initial Class
12/31/2023	19,501	18.33	to	15.30	329,284	1.10	0.00	to	1.50	14.25	to	12.57
12/31/2022	23,585	16.05	to	13.59	352,188	-	0.00	to	1.50	(17.80)	to	(19.01)
12/31/2021	24,501	19.52	to	16.78	447,365	-	0.00	to	1.50	9.51	to	7.89
12/31/2020	24,646	17.83	to	15.55	411,646	4.18	0.00	to	1.50	9.26	to	7.65
12/31/2019	24,447	16.31	to	14.45	375,034	-	0.00	to	1.50	21.97	to	20.17
TA Small/Mid Cap Value Initial Class
12/31/2023	103,942	62.77	to	51.28	6,332,654	1.05	0.30	to	1.50	12.06	to	10.74
12/31/2022	107,516	56.01	to	46.30	5,841,002	0.60	0.30	to	1.50	(8.58)	to	(9.66)
12/31/2021	108,236	61.27	to	51.26	6,428,119	0.65	0.30	to	1.50	27.74	to	26.23
12/31/2020	112,892	47.97	to	40.61	5,240,148	1.16	0.30	to	1.50	3.73	to	2.50
12/31/2019	123,654	46.24	to	39.61	5,552,117	0.98	0.30	to	1.50	24.90	to	23.43
TA T. Rowe Price Small Cap Initial Class
12/31/2023	37,638	61.16	to	60.16	2,261,821	-	0.30	to	1.50	20.84	to	19.41
12/31/2022	36,976	50.62	to	50.38	1,840,918	-	0.30	to	1.50	(22.62)	to	(23.53)
12/31/2021	36,882	65.41	to	65.89	2,376,196	-	0.30	to	1.50	11.04	to	9.73
12/31/2020	48,395	58.91	to	60.05	2,816,584	-	0.30	to	1.50	23.19	to	21.74
12/31/2019	48,006	47.82	to	49.33	2,269,284	-	0.30	to	1.50	32.37	to	30.81

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Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Initial Class
12/31/2023	518,442	$65.32	to	$60.33	$31,663,072	0.04%	0.00%	to	1.50%	42.08%	to	39.99%
12/31/2022	523,269	45.97	to	43.10	22,650,321	-	0.00	to	1.50	(31.35)	to	(32.36)
12/31/2021	535,814	66.96	to	63.72	34,026,763	0.08	0.00	to	1.50	20.67	to	18.88
12/31/2020	560,479	55.49	to	53.60	29,751,275	0.11	0.00	to	1.50	37.30	to	35.27
12/31/2019	590,226	40.42	to	39.62	23,010,125	0.13	0.00	to	1.50	40.05	to	37.98

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

42

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply. Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided. A daily charge equal to an annual rate ranging from 0.00% to 1.50% of average daily net assets is assessed to compensate TFLIC for assumption of mortality and expense risks in connection with the issuance and administration of the policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable life contracts.

43

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

44